UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-1485

Exact name of registrant as specified in charter: Delaware Group Equity Funds
                                                  III

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end: June 30

Date of reporting period: June 30, 2006

Item 1.  Reports to Stockholders

Portfolio management review

Delaware American Services Fund
June 30, 2006

Lead Fund Manager

Marshall T. Bassett

The managers of Delaware American Services Fund provided the answers to the questions below as a review of the Fund's activities over the fiscal year ended June 30, 2006. Please see pages 2 and 3 to learn more about the portfolio management team.

Q: What kinds of stocks are typically held by Delaware American Services Fund?

A: The Fund's holdings are typically the stocks of companies focused on the broad service sectors of the economy, including consumer, business, and financial services. These three service sectors may include companies in banking and finance, retail, and business services. For example, we may maintain holdings in insurance companies, credit card processing companies, and entertainment industry companies. The Fund is not restricted to investing in a single capitalization category. We invest in companies we believe to be growth-oriented and responsive to changes within the marketplace. We purchase these stocks when we believe they have the fundamental characteristics to support continued growth.

Q: What factors affected Delaware American Services Fund investors and the general market over the one-year period ending June 30, 2006?

A: For the first three quarters of the Fund fiscal year, stocks across the capitalization spectrum rose solidly despite high energy prices, rising interest rates, softening home values, and the disastrous effects of Hurricanes Katrina and Rita. Eventually, however, fear that continuing inflationary pressure would extend the Federal Reserve's interest rate tightening cycle brought the rally to a halt in May 2006.

By this past spring, investors were confronting the question: Would the end of rate hikes usher in a period of more moderate growth or would the Fed overshoot and trigger a recession? In a turnabout from prior quarters, investors reacted to this uncertainty by fleeing riskier assets. Higher-beta,(1) lower-cap stocks bore the brunt. A rally late in the fiscal year of the Fund was a response to encouraging comments from the Fed, and it spared some of the larger-cap indices from the losses of their smaller-cap brethren. Nonetheless, for the fiscal year ending June 30, 2006, the S&P 500 Index's 8.62% return fell well short of returns for the major small-cap indices.

Though returns in the S&P 500 Index, the Fund's benchmark, were more evenly distributed than in the small-cap indices, here, too, energy was the best performing major sector with a 24% return, but several other sectors posted double-digit gains. Technology and the consumer-related sectors pulled up the rear with low single-digit returns, the latter in response to the adverse effect of high energy prices and interest rates on consumer spending (source:
Bloomberg).

Q: How did the Fund perform during this sometimes chaotic period?

A: Delaware American Services Fund achieved positive gains for the fiscal year ended June 30, 2006, with all but a few sectors making contributions. Class A shares returned 11.35% at net asset value and 4.92% at the maximum offer price (both figures represent all distributions reinvested). For complete, annualized performance for Delaware American Services Fund, please see the table on page
4. The Fund's better-than-the-index performance was driven by strong stock selection across a variety of sectors. In addition, sector weighting decisions generally added value.

Performance in consumer non-durables was negative, more so because of our extensive holdings in this sector. On the other hand, the positive impact of higher-than-the-benchmark holdings in transportation led to returns that offset the declines in consumer non-durables stocks.


(1)"Beta" is short for "beta coefficient," a measure of the volatility of a security or portfolio compared to the market in general.

                                                               (continues)     1

Portfolio management review

Delaware American Services Fund

Q: Please break down the results and discuss how a focus on the service sectors of the U.S. economy affected them compared to the benchmark.

A: The Fund's emphasis on the service sector typically means that we hold a lighter-than-benchmark position in the healthcare and technology sectors. Our low exposure to these sectors over the last year added to the Fund's total returns. Higher-than-index holdings in the consumer-related sectors hindered our returns and exacerbated weak stock selection in those sectors. Our lower-than-benchmark holdings in the energy and basic industry/capital goods sectors held down returns, especially early in the period. As the year progressed, however, we increased our holdings in these sectors, reducing the underweight versus the benchmark.

Q: What were the most significant performers this period?

A: The top ten contributors came from six different sectors. Nutri/System was the top performer as a result of strong revenue and earnings growth. Over the past year, new management at Nutri/System revitalized what had become a tired brand. Other positive performers included Robert Half International, which rose 69% during the fiscal year while benefiting from strong business hiring. Under Armour booked a 55% return from the time we bought the stock in late 2005 to the end of the fiscal year.

Q: Which were the least productive stocks in the Fund?

A: Although consumer-related sector stocks were among the top six contributors to Delaware American Services Fund, they populated much of the bottom ten as well. The biggest detractor was specialty retailer Urban Outfitters, down 38% for the fiscal year on weak sales. Also, Guitar Center fell 23% on inconsistent sales. Homebuilder Centex fell 12% during the part of the fiscal year that the Fund held it as the housing market began to soften in response to rising rates, and we sold the stock.

Q: Did you make any changes during the weak performance of the market during the second quarter of 2006?

A: We used the mid-quarter decline in the second quarter of 2006 as an opportunity to attempt to improve the portfolio's overall quality by adding new stocks throughout various sectors that were selling at attractive prices. Simultaneously, we continued our usual discipline of selling those stocks that no longer appeared able to sustain long-term growth.

________________________________________________________________________________

Your fund managers
________________________________________________________________________________

Marshall T. Bassett joined Delaware Investments in 1997. He leads the firm's Emerging Growth team, which focuses on small-, mid-, and smid-cap investment products and strategies. Prior to taking over leadership of the Emerging Growth team, Mr. Bassett spent eight years as a portfolio manager and analyst, focusing on consumer and retail stocks in the growth area. From 1989 to 1997, he worked at Morgan Stanley Asset Management Group, most recently as a vice president of the Emerging Growth group. He received his MBA from the Fuqua School of Business at Duke University.

Steven G. Catricks, CFA, joined DelawareInvestments in 2001. He handles research and analysis in the technology sector for the firm's Emerging Growth Equity team. Previously, he was an equity analyst at BlackRock Financial from 1999 to 2000, where he specialized in small-capitalization growth stocks. He also worked as a systems engineer at Dow Jones/Factiva, and as a senior systems engineer at GE Aerospace/Lockheed Martin. Mr. Catricks holds a master's degree in engineering from the University of Pennsylvania.

Barry S. Gladstein, CFA, joined Delaware Investments in 1995. He is responsible for providing oversight and research to the firm's Emerging Growth Equity team. Prior to joining Delaware Investments, he was director of operational planning at CIGNA Corporation from 1991 to 1995 and a senior accountant with Arthur Young. He holds an MBA from The Wharton School of the University of Pennsylvania, and he is a member of the CFA Society of Philadelphia.

Christopher M. Holland, who joined Delaware Investments in 2001, is a portfolio manager in the business services sector of the firm's Emerging Growth Equity team. Prior to joining Delaware Investments, Mr. Holland worked for three years as a municipal fixed income analyst at BlackRock and in private client services at J.P. Morgan Chase for another year. Mr. Holland holds an MBA with a concentration in finance from Villanova University.

Steven T. Lampe, CPA, who joined Delaware Investments in 1995, is a portfolio manager in the business and financial services and healthcare sectors of the Emerging Growth Equity team. He previously served as a manager at Pricewaterhouse, specializing in financial services firms. Mr. Lampe received an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania.

Matthew Todorow, CFA, joined Delaware Investments in December 2003. His primary portfolio management responsibilities for the firm's Emerging Growth Equity team are in healthcare, a sector he has covered since 1997. Prior to joining Delaware Investments, he served as an executive director for Morgan Stanley Investment Management and was a portfolio manager for its small/mid-cap group. Mr. Todorow holds an MBA from the University of Georgia's Terry College of Business.

Rudy D. Torrijos III joined Delaware Investments in July 2005, where he serves as a portfolio manager with a focus on the technology sector for the firm's Emerging Growth Equity team. He spent the prior two years as a technology analyst at Fiduciary Trust, where he was responsible for sector management of technology stocks for small-cap equity products. From 1997 to 2002 he worked for Neuberger Berman Growth Group. Mr. Torrijos attended Harvard University, where he graduated with a bachelor's degree in applied mathematics/economics.

Lori P. Wachs, CFA, joined Delaware Investments in 1992. She is a portfolio manager and analyst for the consumer sector in the firm's Emerging Growth Equity group. She joined Delaware Investments after serving in the equity-risk arbitrage department of Goldman Sachs from 1990 to 1992. She holds a bachelor's degree in economics from The Wharton School of the University of Pennsylvania.

Performance summary

Delaware American Services Fund

The performance data quoted represent past performance. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. You should consider the investment objectives, risks, charges and expenses of the investment carefully before investing. The Delaware American Services Fund prospectus contains this and other important information about the Fund. Please request a prospectus through your financial advisor, by calling 800 523-1918, or visiting our Web site at www.delawareinvestments.com. Read it carefully before you invest or send money. Instances of high double-digit returns are highly unusual, cannot be sustained, and were achieved primarily during favorable market conditions.


Fund Performance

Average Annual Total Returns
For the periods ended June 30, 2006           1 Year      5 Years      Lifetime
________________________________________________________________________________

Class A (Est. 12/29/99)
Excluding Sales Charge                       +11.35%      +14.37%       +18.03%
Including Sales Charge                        +4.92%      +13.03%       +16.96%
________________________________________________________________________________

Class B (Est. 2/28/01)
Excluding Sales Charge                       +10.47%      +13.53%       +14.07%
Including Sales Charge                        +6.47%      +13.25%       +13.91%
________________________________________________________________________________

Class C (Est. 2/28/01)
Excluding Sales Charge                       +10.47%      +13.53%       +14.07%
Including Sales Charge                        +9.47%      +13.53%       +14.07%


Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed.

The Fund offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% and have an annual distribution and service fee of up to 0.30%. The distributor has contracted to limit the amount to 0.25% through October 31, 2006.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

The cumulative total return for the lifetime period ended June 30, 2006 for Delaware American Services Fund's Class R shares was 9.46%. Class R shares were first made available on October 1, 2005 and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60%. The distributor has contracted to limit this amount to 0.50% through October 31, 2006.

The average annual total returns for the lifetime, five-year, and one-year periods ended June 30, 2006 for Delaware American Services Fund's Institutional Class were 18.26%, 14.66%, and 11.61%, respectively. Institutional Class shares were first made available on December 29, 1999 and are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

An expense limitation was in effect for all classes of Delaware American Services Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.


Nasdaq Institutional Class symbol: DASIX
Nasdaq Class R symbol:             DASRX

Fund basics
As of June 30, 2006

Fund objective
________________________________________________________________________________

The Fund seeks to provide long-term capital growth.
________________________________________________________________________________

Total fund net assets
________________________________________________________________________________

$416 million
________________________________________________________________________________

Number of holdings
________________________________________________________________________________

70
________________________________________________________________________________

Fund start date
________________________________________________________________________________

December 29, 1999
________________________________________________________________________________

                                     Nasdaq symbols         CUSIPs
________________________________________________________________________________

Class A                              DASAX                  24581P101
Class B                              DASBX                  24581P309
Class C                              DAMCX                  24581P408


Performance of a $10,000 Investment

December 29, 1999 (Fund's inception) through June 30, 2006


[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]


                         Delaware
                         American
                      Services Fund -      S&P 500
                      Class A Shares        Index


        31-Dec-99         $9,425           $10,000
        30-Jun-00        $11,458            $9,957
        31-Dec-00        $13,082            $9,090
        30-Jun-01        $13,889            $8,482
        31-Dec-01        $14,662            $8,010
        30-Jun-02        $14,909            $6,957
        31-Dec-02        $13,516            $6,240
        30-Jun-03        $16,836            $6,973
        31-Dec-03        $20,092            $8,029
        30-Jun-04        $21,934            $8,305
        31-Dec-04        $24,775            $8,903
        30-Jun-05        $24,413            $8,830
        31-Dec-05        $25,924            $9,339
        30-Jun-06        $27,718            $9,592


Chart assumes $10,000 invested on December 29, 1999 and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Performance of other Fund classes will vary due to different charges and expenses. The chart also assumes $10,000 invested in the S&P 500 Index at that month's end, December 31, 1999. After December 31, 1999, returns plotted on the chart were as of the last day of each month shown. The S&P 500 Index is an unmanaged composite of mostly large-capitalization U.S. companies. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results. The performance graph does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares. An expense limitation was in effect for Class A shares of Delaware American Services Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.

Disclosure of Fund expenses

For the period January 1, 2006 to June 30, 2006

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2006 to June 30, 2006.

Actual Expenses

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect for Class A and Class R shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware American Services Fund
Expense Analysis of an Investment of $1,000

                                                                      Expenses
                           Beginning      Ending                     Paid During
                            Account      Account     Annualized        Period
                             Value        Value       Expense         1/1/06 to
                             1/1/06      6/30/06       Ratios          6/30/06*
________________________________________________________________________________

Actual Fund Return

Class A                    $1,000.00    $1,048.60      1.40%           $ 7.11
Class B                     1,000.00     1,044.80      2.15%            10.90
Class C                     1,000.00     1,044.80      2.15%            10.90
Class R                     1,000.00     1,048.70      1.65%             8.38
Institutional Class         1,000.00     1,049.80      1.15%             5.84
________________________________________________________________________________

Hypothetical 5% Return (5% return before expenses)

Class A                    $1,000.00    $1,017.85      1.40%           $ 7.00
Class B                     1,000.00     1,014.13      2.15%            10.74
Class C                     1,000.00     1,014.13      2.15%            10.74
Class R                     1,000.00     1,016.61      1.65%             8.25
Institutional Class         1,000.00     1,019.09      1.15%             5.76
________________________________________________________________________________

   * "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Sector allocation

Delaware American Services Fund

As of June 30, 2006

Sector designations may be different than the sector designations presented in other Fund materials.


                                                                 Percentage
Sector                                                          of Net Assets
________________________________________________________________________________

Common Stock                                                        93.66%

Basic Industry & Capital Goods                                       7.87%

Business Services                                                   16.74%

Consumer Durables                                                    1.50%

Consumer Non-Durables                                               19.57%

Consumer Services                                                   11.14%

Energy                                                               7.52%

Financials                                                          20.39%

Health Care                                                          3.80%

Technology                                                           2.30%

Transportation                                                       2.83%
________________________________________________________________________________

Repurchase Agreements                                                5.93%
________________________________________________________________________________

Total Market Value of Securities                                    99.59%
________________________________________________________________________________

Receivables and Other Assets Net of Liabilities                      0.41%
________________________________________________________________________________

Total Net Assets                                                   100.00%
________________________________________________________________________________

Statement of net assets


Delaware American Services Fund
June 30, 2006

                                             Number of               Market
                                              Shares              Value (U.S. $)
________________________________________________________________________________

Common Stock - 93.66%
________________________________________________________________________________

Basic Industry & Capital Goods - 7.87%
     Dynamic Materials                        200,000              $ 6,746,000
     ITT Industries                           111,400                5,514,300
     MSC Industrial Direct Class A            137,400                6,536,118
   + NCI Building Systems                     100,000                5,317,000
     Precision Castparts                      100,000                5,976,000
   + TASER International                      335,100                2,650,641
                                                                   ___________

                                                                    32,740,059
                                                                   ___________
Business Services - 16.74%
   + Bright Horizons Family Solutions         137,400                5,178,606
   + Dun & Bradstreet                          79,900                5,567,432
   + eCollege.com                              18,300                  386,862
   + Euronet Worldwide                        163,000                6,254,310
   + Fisher Scientific International           71,900                5,252,295
   + Global Cash Access                       333,700                5,215,731
   + Google Class A                            20,900                8,763,997
   + Mobile Mini                              156,200                4,570,412
   + Monster Worldwide                        136,600                5,827,356
     Paychex                                  172,900                6,739,642
   + Perot Systems Class A                    386,100                5,590,728
   + Resources Connection                     150,700                3,770,514
     Robert Half International                156,100                6,556,200
                                                                   ___________

                                                                    69,674,085
                                                                   ___________
Consumer Durables - 1.50%
   + Town Sports International                273,400                3,335,480
   + TurboChef Technologies                   262,000                2,913,440
                                                                   ___________

                                                                     6,248,920
                                                                   ___________
Consumer Non-Durables - 19.57%
   + Carter's                                 257,600                6,808,368
   + Coach                                    349,500               10,450,050
   + CROCS                                    181,700                4,569,755
   + Guitar Center                             83,300                3,704,351
   + Hibbett Sporting Goods                   177,950                4,253,005
   + Kohl's                                   151,500                8,956,680
     Lowe's                                    58,300                3,537,061
     Nordstrom                                208,200                7,599,300
     Staples                                  389,600                9,475,072
   + Starbucks                                137,400                5,188,224
   + Tractor Supply                            80,800                4,465,816
   + Under Armour Class A                     228,000                9,717,360
   + Urban Outfitters                         155,000                2,710,950
                                                                   ___________

                                                                    81,435,992
                                                                   ___________
Consumer Services - 11.14%
   + Cosi                                     519,500                3,236,485
     Host Hotels & Resorts                    352,950                7,719,017
   + Life Time Fitness                        143,300                6,630,491
     Marriott International Class A           173,000                6,594,760
   + McCormick & Schmick's Seafood
          Restaurants                         176,900                4,210,220
   + Nutri/System                             103,600                6,436,668
   + Sonic                                    227,800                4,735,962
     Starwood Hotels & Resorts
          Worldwide                           112,700                6,800,318
                                                                   ___________

                                                                    46,363,921
                                                                   ___________
Energy - 7.52%
   + National Oilwell Varco                   116,300                7,364,116
     Rowan                                     93,100                3,313,429
   + SEACOR Holdings                           66,200                5,435,020
     Smith International                      186,900                8,311,443
   + Veritas DGC                              133,400                6,880,772
                                                                   ___________

                                                                    31,304,780
                                                                   ___________
Financials - 20.39%
   + Affiliated Managers Group                 61,500                5,343,735
     American Express                          78,300                4,167,126
     Apollo Investment                        271,273                5,013,125
     Bear Stearns                              29,800                4,174,384
  +# Castlepoint Holdings Light 144A          300,000                3,300,000
     Citigroup                                185,800                8,962,992
     Colonial BancGroup                       278,300                7,146,744
     Eaton Vance                              221,400                5,526,144
     JPMorgan Chase & Co                      142,400                5,980,800
   # Lexington Strategic Asset 144A           250,000                2,500,000
   + Mastercard Class A                        75,000                3,600,000
     Midwest Banc Holdings                    195,700                4,354,325
     Nuveen Investments                        86,300                3,715,215
   + TD AmeriTrade Holding                    283,300                4,195,673
     Wachovia                                 162,500                8,788,000
     Wells Fargo                              120,400                8,076,432
                                                                   ___________

                                                                    84,844,695
                                                                   ___________
Health Care - 3.80%
     Caremark Rx                              134,200                6,692,554
   + Medco Health Solutions                   159,200                9,118,976
                                                                    15,811,530
Technology - 2.30%
   + Amdocs                                   174,400                6,383,040
   + NAVTEQ                                    70,900                3,167,812
                                                                     9,550,852
Transportation - 2.83%
     Hunt (J.B.) Transport                    102,200                2,545,802
     Knight Transportation                    266,950                5,392,390
     UTi Worldwide                            151,800                3,829,914
                                                                    11,768,106
                                                                   ___________
Total Common Stock
     (cost $338,980,800)                                           389,742,940
                                                                   ___________

                                              Principal
                                                Amount
________________________________________________________________________________

Repurchase Agreements - 5.93%
________________________________________________________________________________

     With BNP Paribas 4.50%
          7/3/06 (dated 6/30/06, to be
          repurchased at $12,981,866,
          collateralized by $12,651,000
          U.S. Treasury Notes 6.00%
          due 8/15/09, market value
          $13,248,894)                       $12,977,000          12,977,000

                                              Principal             Market
                                                Amount          Value (U.S. $)
________________________________________________________________________________

Repurchase Agreements (continued)
________________________________________________________________________________

     With Cantor Fitzgerald 4.40%
          7/3/06 (dated 6/30/06, to be
          repurchased at $3,338,224,
          collateralized by $1,669,000
          U.S. Treasury Notes 3.875%
          due 7/31/07, market value
          $1,671,574, $1,669,000
          U.S. Treasury Notes 3.875%
          due 5/15/09, market value
          $1,620,522 and $113,000
          U.S. Treasury Notes 6.50%
          due 10/15/06, market value
          $114,778)                           $3,337,000         $ 3,337,000
     With UBS Warburg 4.35%
          7/3/06 (dated 6/30/06, to be
          repurchased at $8,347,025,
          collateralized by $4,484,000
          U.S. Treasury Notes 3.875%
          due 5/15/09, market value
          $4,352,731 and $4,172,000
          U.S. Treasury Notes 4.875%
          due 5/15/09, market value
          $4,170,934)                          8,344,000           8,344,000
                                                                ____________
Total Repurchase Agreements
     (cost $24,658,000)                                           24,658,000
                                                                ____________

Total Market Value of Securities - 99.59%
     (cost $363,638,800)                                         414,400,940

Receivables and Other Assets Net of
     Liabilities - 0.41%                                           1,711,391
                                                                ____________

Net Assets Applicable to 24,474,941
     Shares Outstanding - 100.00%                               $416,112,331
                                                                ____________

Net Asset Value-Delaware American Services Fund
     Class A ($237,454,889 / 13,753,475 Shares)                       $17.27
                                                                      ______
Net Asset Value-Delaware American Services Fund
     Class B ($58,797,488 / 3,548,491 Shares)                         $16.57
                                                                      ______
Net Asset Value-Delaware American Services Fund
     Class C ($100,627,793 / 6,072,852 Shares)                        $16.57
                                                                      ______
Net Asset Value-Delaware American Services Fund
     Class R ($1,193,578 / 69,246 Shares)                             $17.24
                                                                      ______
Net Asset Value-Delaware American Services Fund
     Institutional Class ($18,038,583 / 1,030,877
     Shares)                                                          $17.50
                                                                      ______

Components of Net Assets at June 30, 2006:

Shares of beneficial interest
     (unlimited authorization-no par)                           $357,690,222
Accumulated net realized gain on investments                       7,659,969
Net unrealized appreciation of investments                        50,762,140
                                                                ____________

Total net assets                                                $416,112,331
                                                                ____________

   + Non-income producing security for the year ended June 30, 2006.

   # Security exempt from registration under Rule 144A of the Securities Act of 1933,as amended. At June 30, 2006, the aggregate amount of Rule 144A securities equaled $5,800,000, which represented 1.39% of the Fund's net assets. See Note 7 in "Notes to Financial Statements."

Net Asset Value and Offering Price per Share -
     Delaware American Services Fund

Net asset value Class A (A)                                           $17.27
Sales charge (5.75% of offering price) (B)                              1.05
                                                                      ______

Offering price                                                        $18.32
                                                                      ______


(A) Net asset value per share, as illustrated, is the amount which would be paid upon the redemption or repurchase of shares.

(B)  See the current prospectus for purchase of $50,000 or more.


See accompanying notes



Statement of operations


Delaware American Services Fund

Year Ended June 30, 2006

Investment Income:

     Dividends                                                    $2,849,689
     Interest                                                        730,912        $ 3,580,601
                                                                  __________        ___________

Expenses:

     Management fees                                               2,586,059
     Distribution expenses - Class A                                 606,343
     Distribution expenses - Class B                                 518,482
     Distribution expenses - Class C                                 817,563
     Distribution expenses - Class R                                     357
     Dividend disbursing and transfer agent fees and expenses        798,340
     Accounting and administration expenses                          138,692
     Registration fees                                               111,163
     Reports and statements to shareholders                          103,999
     Legal and professional fees                                      36,395
     Trustees' fees                                                   18,186
     Insurance fees                                                   15,177
     Custodian fees                                                   15,133
     Pricing fees                                                        438
     Other                                                            14,139          5,780,466
                                                                  __________
     Less waived distribution expenses - Class A                                        (99,686)
     Less waived distribution expenses - Class R                                            (57)
     Less expense paid indirectly                                                        (3,645)
                                                                                    ___________

     Total operating expenses                                                         5,677,078
                                                                                    ___________

Net Investment Loss                                                                  (2,096,477)
                                                                                    ___________
Net Realized and Unrealized Gain on Investments and Foreign Currencies:

     Net realized gain on:
          Investments                                                                11,867,797
          Foreign currencies                                                                 28
                                                                                    ___________

     Net realized gain                                                               11,867,825
     Net change in unrealized appreciation/depreciation of investments and foreign
          currencies                                                                 22,722,167
                                                                                    ___________

Net Realized and Unrealized Gain on Investments and Foreign Currencies               34,589,992
                                                                                    ___________

Net Increase in Net Assets Resulting from Operations                                $32,493,515
                                                                                    ___________
See accompanying notes


Statements of changes in net assets

Delaware American Services Fund


                                                                                                              Year Ended
                                                                                                   6/30/06               6/30/05

Increase (Decrease) in Net Assets from Operations:

     Net investment loss                                                                         $ (2,096,477)      $  (1,099,193)
     Net realized gain (loss) on investments and foreign currencies                                11,867,825          (3,995,818)
     Net change in unrealized appreciation/depreciation of investments and foreign currencies      22,722,167          20,366,012
                                                                                                 ____________       _____________

     Net increase in net assets resulting from operations                                          32,493,515          15,271,001
                                                                                                 ____________       _____________

Dividends and Distributions to Shareholders from:

     Net realized gain on investments:
          Class A                                                                                           -          (1,654,073)
          Class B                                                                                           -            (482,336)
          Class C                                                                                           -            (350,482)
          Institutional Class                                                                               -             (62,219)
                                                                                                 ____________       _____________

                                                                                                            -          (2,549,110)
                                                                                                 ____________       _____________
Capital Share Transactions:

     Proceeds from shares sold:
          Class A                                                                                 133,598,984         119,226,817
          Class B                                                                                  22,799,417          25,810,367
          Class C                                                                                  53,220,818          45,480,136
          Class R                                                                                   1,195,865                   -
          Institutional Class                                                                      18,013,684           2,536,860

     Net asset value of shares issued upon reinvestment of dividends and distributions:
          Class A                                                                                           -           1,427,984
          Class B                                                                                           -             461,181
          Class C                                                                                           -             333,755
          Institutional Class                                                                               -              13,639
                                                                                                 ____________       _____________

                                                                                                  228,828,768         195,290,739
                                                                                                 ____________       _____________
     Cost of shares repurchased:
          Class A                                                                                 (59,263,394)        (33,247,721)
          Class B                                                                                  (7,927,640)         (3,167,932)
          Class C                                                                                 (11,956,069)         (4,510,605)
          Class R                                                                                      (1,821)                  -
          Institutional Class                                                                      (3,642,450)         (1,967,188)
                                                                                                 ____________       _____________

                                                                                                  (82,791,374)        (42,893,446)
                                                                                                 ____________       _____________

Increase in net assets derived from capital share transactions                                    146,037,394         152,397,293
                                                                                                 ____________       _____________

Net Increase in Net Assets                                                                        178,530,909         165,119,184

Net Assets:

     Beginning of year                                                                            237,581,422          72,462,238
                                                                                                 ____________       _____________

     End of year (there was no undistributed net investment income at either year end)           $416,112,331       $ 237,581,422
                                                                                                 ____________       _____________
See accompanying notes


Financial highlights

Delaware American Services Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                                                    Year Ended
                                                                           _________________________________________________________

                                                                            6/30/06    6/30/05     6/30/04     6/30/03     6/30/02
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                       $ 15.510   $ 14.400     $11.260     $10.890     $10.160

Income (loss) from investment operations:

Net investment loss (1)                                                      (0.052)    (0.074)     (0.077)     (0.011)     (0.039)
Net realized and unrealized gain on investments and foreign currencies        1.812      1.620       3.457       1.232       0.784
                                                                           ________   ________     _______     _______     _______

Total from investment operations                                              1.760      1.546       3.380       1.221       0.745
                                                                           ________   ________     _______     _______     _______
Less dividends and distributions:

From net realized gain on investments                                             -     (0.436)     (0.240)     (0.851)     (0.015)
                                                                           ________   ________     _______     _______     _______

Total dividends and distributions                                                 -     (0.436)     (0.240)     (0.851)     (0.015)
                                                                           ________   ________     _______     _______     _______

Net asset value, end of period                                             $ 17.270   $ 15.510     $14.400     $11.260     $10.890
                                                                           ________   ________     _______     _______     _______

Total return (2)                                                             11.35%     11.30%      30.29%      12.92%       7.34%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                    $237,455   $144,146     $48,662     $ 6,397     $ 3,778
Ratio of expenses to average net assets                                       1.36%      1.41%       1.38%       1.22%       1.45%
Ratio of expenses to average net assets prior to expense limitation and
     expenses paid indirectly                                                 1.41%      1.47%       1.56%       2.10%       2.96%
Ratio of net investment loss to average net assets                           (0.32%)    (0.51%)     (0.58%)     (0.12%)     (0.37%)
Ratio of net investment loss to average net assets prior to expense
     limitation and expenses paid indirectly                                 (0.37%)    (0.57%)     (0.76%)     (1.00%)     (1.88%)
Portfolio turnover                                                              78%       128%        199%        153%        311%
____________________________________________________________________________________________________________________________________

 (1) The average shares outstanding method has been applied for per share information.

 (2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitations not been in effect.

See accompanying notes


Delaware American Services Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                                                    Year Ended
                                                                           _________________________________________________________

                                                                            6/30/06    6/30/05     6/30/04     6/30/03     6/30/02
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                        $15.000    $14.040     $11.070     $10.800     $10.140

Income (loss) from investment operations:

Net investment loss (1)                                                      (0.172)    (0.179)     (0.173)     (0.080)     (0.119)
Net realized and unrealized gain on investments and foreign currencies        1.742      1.575       3.383       1.201       0.794
                                                                            _______    _______     _______     _______     _______

Total from investment operations                                              1.570      1.396       3.210       1.121       0.675
                                                                            _______    _______     _______     _______     _______
Less dividends and distributions from:

Net realized gain on investments                                                  -     (0.436)     (0.240)     (0.851)     (0.015)
                                                                            _______    _______     _______     _______     _______

Total dividends and distributions                                                 -     (0.436)     (0.240)     (0.851)     (0.015)
                                                                            _______    _______     _______     _______     _______

Net asset value, end of period                                              $16.570    $15.000     $14.040     $11.070     $10.800
                                                                            _______    _______     _______     _______     _______

Total return (2)                                                             10.47%     10.50%      29.26%      12.04%       6.66%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                     $58,797    $39,238     $14,053     $ 4,838     $ 3,484
Ratio of expenses to average net assets                                       2.11%      2.16%       2.13%       1.97%       2.20%
Ratio of expenses to average net assets prior to expense limitation and       2.11%      2.17%       2.26%       2.81%       3.71%
     expenses paid indirectly
Ratio of net investment loss to average net assets                           (1.07%)    (1.26%)     (1.33%)     (0.87%)     (1.12%)
Ratio of net investment loss to average net assets prior to expense          (1.07%)    (1.27%)     (1.46%)     (1.71%)     (2.63%)
     limitation and expenses paid indirectly
Portfolio turnover                                                              78%       128%        199%        153%        311%
____________________________________________________________________________________________________________________________________

 (1) The average shares outstanding method has been applied for per share information.

 (2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes



                                                              (continues)     13

Financial highlights

Delaware American Services Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                                                    Year Ended
                                                                           _________________________________________________________

                                                                            6/30/06    6/30/05     6/30/04     6/30/03     6/30/02
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                       $ 15.000    $14.040     $11.060     $10.790     $10.140

Income (loss) from investment operations:

Net investment loss (1)                                                      (0.172)    (0.178)     (0.173)     (0.080)     (0.120)
Net realized and unrealized gain on investments and foreign currencies        1.742      1.574       3.393       1.201       0.785
                                                                           ________    _______     _______     _______     _______

Total from investment operations                                              1.570      1.396       3.220       1.121       0.665
                                                                           ________    _______     _______     _______     _______
Less dividends and distributions from:

Net realized gain on investments                                                  -     (0.436)     (0.240)     (0.851)     (0.015)
                                                                           ________    _______     _______     _______     _______

Total dividends and distributions                                                 -     (0.436)     (0.240)     (0.851)     (0.015)
                                                                           ________    _______     _______     _______     _______

Net asset value, end of period                                             $ 16.570    $15.000     $14.040     $11.060     $10.790
                                                                           ________    _______     _______     _______     _______

Total return (2)                                                             10.47%     10.50%      29.26%      12.15%       6.57%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                    $100,628    $52,263     $ 8,614     $   778     $   536
Ratio of expenses to average net assets                                       2.11%      2.16%       2.13%       1.97%       2.20%
Ratio of expenses to average net assets prior to expense
     limitation and expenses paid indirectly                                  2.11%      2.17%       2.26%       2.81%       3.71%
Ratio of net investment loss to average net assets                           (1.07%)    (1.26%)     (1.33%)     (0.87%)     (1.12%)
Ratio of net investment loss to average net assets prior
     to expense limitation and expenses paid indirectly                      (1.07%)    (1.27%)     (1.46%)     (1.71%)     (2.63%)
Portfolio turnover                                                              78%       128%        199%        153%        311%
____________________________________________________________________________________________________________________________________

 (1) The average shares outstanding method has been applied for per share information.

 (2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes


Delaware American Services Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                                                                           10/1/05 (1)
                                                                                                              to
                                                                                                            6/30/06
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                                                        $15.750

Income (loss) from investment operations:

Net investment loss (2)                                                                                      (0.078)
Net realized and unrealized gain on investments and foreign currencies                                        1.568
                                                                                                            _______

Total from investment operations                                                                              1.490
                                                                                                            _______

Net asset value, end of period                                                                              $17.240
                                                                                                            _______

Total return (3)                                                                                              9.46%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                                                     $ 1,193
Ratio of expenses to average net assets                                                                       1.63%
Ratio of expenses to average net assets                                                                       1.73%
     prior to expense limitation and expense paid indirectly
Ratio of net investment loss to average net assets                                                           (0.63%)
Ratio of net investment loss to average net assets                                                           (0.73%)
     prior to expense limitation and expense paid indirectly
Portfolio turnover                                                                                              78%
____________________________________________________________________________________________________________________________________

 (1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

 (2) The average shares outstanding method has been applied for per share information.

 (3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the distributor. Performance would have been lower had the expense limitations not been in effect.

See accompanying notes


                                                                  (continues) 15

Financial highlights

Delaware American Services Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                                                    Year Ended
                                                                           _________________________________________________________

                                                                            6/30/06    6/30/05     6/30/04     6/30/03     6/30/02
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                        $15.680    $14.520     $11.320     $10.930     $10.160

Income (loss) from investment operations:

Net investment income (loss) (1)                                             (0.010)    (0.037)     (0.043)      0.013      (0.012)
Net realized and unrealized gain on investments and foreign currencies        1.830      1.633       3.483       1.228       0.797
                                                                            _______    _______     _______     _______     _______

Total from investment operations                                              1.820      1.596       3.440       1.241       0.785
                                                                            _______    _______     _______     _______     _______
Less dividends and distributions:

From net realized gain on investments                                             -     (0.436)     (0.240)     (0.851)     (0.015)
                                                                            _______    _______     _______     _______     _______

Total dividends and distributions                                                 -     (0.436)     (0.240)     (0.851)     (0.015)
                                                                            _______    _______     _______     _______     _______

Net asset value, end of period                                              $17.500    $15.680     $14.520     $11.320     $10.930
                                                                            _______    _______     _______     _______     _______

Total return (2)                                                             11.61%     11.63%      30.46%      13.18%       7.73%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                     $18,039    $ 1,934     $ 1,133     $ 8,427     $ 3,237
Ratio of expenses to average net assets                                       1.11%      1.16%       1.13%       0.97%       1.20%
Ratio of expenses to average net assets prior to expense
     limitation and expenses paid indirectly                                  1.11%      1.17%       1.26%       1.81%       2.71%
Ratio of net investment income (loss) to average net assets                  (0.07%)    (0.26%)     (0.33%)      0.13%      (0.12%)
Ratio of net investment loss to average net assets prior
     to expense limitation and expenses paid indirectly                      (0.07%)    (0.27%)     (0.46%)     (0.71%)     (1.63%)
Portfolio turnover                                                              78%       128%        199%        153%        311%
____________________________________________________________________________________________________________________________________

 (1) The average shares outstanding method has been applied for per share information.

 (2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes


Notes to financial statements

Delaware American Services Fund

June 30, 2006

Delaware Group Equity Funds III (the "Trust") is organized as a Delaware statutory trust and offers three series: Delaware American Services Fund, Delaware Small Cap Growth Fund, and Delaware Trend Fund. These financial statements and the related notes pertain to Delaware American Services Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek to provide long-term capital growth.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Equity securities, except those traded on the Nasdaq
Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $57,974 for the year ended June 30, 2006. In general, best execution refers to many factors including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors effecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."


                                                              (continues)     17

Notes to financial statements

Delaware American Services Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.



Prior to September 1, 2005 DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure the annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, did not exceed 1.12% of average daily net assets of the Fund. Effective September 1, 2005, no expense waiver was in effect.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund's average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through October 31, 2006, in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets. DDLP has contracted to limit distribution and service fees through October 31, 2006 for Class R to no more than 0.50% of average daily net assets.

At June 30, 2006, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                 $248,314

Dividend disbursing, transfer agent,
     accounting and administration fees and
     other expenses payable to DSC                         99,691

Distribution fee payable to DDLP                          175,380
Other expenses payable to DMC and affiliates*              26,222

   * DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services, including internal legal services provided to the Fund by DMC employees. For the year ended June 30, 2006, the Fund was charged $18,051 for internal legal services provided by DMC.

For the year ended June 30, 2006, DDLP earned $386,122 for commissions on sales of the Fund's Class A shares. For the year ended June 30, 2006, DDLP received gross contingent deferred sales charge commissions of $5,249, $96,474, and $22,795 on redemption of the Fund's Class A, Class B, and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the year ended June 30, 2006, the Fund made purchases of $383,472,080 and sales of $253,902,500 of investment securities other than short-term investments.

At June 30, 2006, the cost of investments for federal income tax purposes was $364,348,250. At June 30, 2006, net unrealized appreciation was $50,052,690, of which $55,257,062 related to unrealized appreciation of investments and $5,204,372 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gain (loss) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended June 30, 2006 and 2005 was as follows:

                                           Year Ended

                                      6/30/06       6/30/05

Ordinary income                         $-        $2,022,509
Long-term capital gain                   -           526,601
                                    __________    __________

Total                                   $-        $2,549,110
                                    __________    __________

As of June 30, 2006, the components of net assets on a tax basis were as follows:

Shares of beneficial interest                        $357,690,222
Undistributed long-term capital gains                   8,369,419
Unrealized appreciation of investments
     and foreign currencies                            50,052,690
                                                     ____________

Net assets                                           $416,112,331
                                                     ____________

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the year ended June 30, 2006, the Fund recorded the following reclassifications.

Accumulated net investment loss                        $2,096,477
Accumulated net realized gain (loss)                       (1,269)
Paid-in capital                                        (2,095,208)

5. Capital Shares

Transactions in capital shares were as follows:


                                                   Year Ended
                                              6/30/06       6/30/05
Shares sold:
     Class A                                 8,046,641     8,051,051
     Class B                                 1,426,350     1,802,642
     Class C                                 3,330,578     3,161,808
     Class R                                    69,352             -
     Institutional Class                     1,121,474       173,306

Shares issued upon reinvestment of
     dividends and distributions:
     Class A                                         -       109,173
     Class B                                         -        36,228
     Class C                                         -        26,119
     Institutional Class                             -         1,033
                                            __________    __________

                                            13,994,395    13,361,360
                                            __________    __________

Shares repurchased:
     Class A                                (3,586,178)   (2,247,260)
     Class B                                  (493,546)     (224,059)
     Class C                                  (742,053)     (317,309)
     Class R                                      (106)            -
     Institutional Class                      (213,959)     (129,060)
                                            __________    __________

                                            (5,035,842)   (2,917,688)
                                            __________    __________

Net increase                                 8,958,553    10,443,672
                                            __________    __________

For the years ended June 30, 2006 and 2005, 76,228 Class B shares were converted to 73,311 Class A shares valued at $1,209,592 and 20,852 Class B shares were converted to 20,200 Class A shares valued at $307,866, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the previous table and the Statements of Changes in Net Assets.

6. Line of Credit

The Fund, along with certain other funds in the Delaware Investments(R)
Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of June 30, 2006, or at any time during the year.

7. Credit and Market Risk

The Fund concentrates its investments in companies management believes will benefit from advances in financial services, business services or consumer services sectors. As a result, the value of the Fund's shares can be expected to fluctuate in response to factors affecting the industries in which these companies operate, and may fluctuate more widely than a fund that invests in a broader range of industries. The Fund may be more susceptible to a single economic, political or regulatory occurrence affecting these companies than other mutual funds not concentrating their investments in these industries.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At June 30, 2006, no securities have been determined to be illiquid under the Fund's Liquidity Procedures. Rule 144A securities have been identified on the Statement of Net Assets.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

Report of independent
registered public accounting firm

To the Shareholders and Board of Trustees
Delaware Group Equity Funds III - Delaware American Services Fund

We have audited the accompanying statement of net assets of Delaware American Services Fund (one of the series constituting Delaware Group Equity Funds III) (the "Fund") as of June 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware American Services Fund of Delaware Group Equity Funds III at June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


/s/ Ernst and Young LLP

Philadelphia, Pennsylvania
August 9, 2006

Other Fund information

Delaware American Services Fund

Board Consideration of Delaware American Services Fund Investment Advisory Agreement

At a meeting held on May 17-18, 2006 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Investments American Services Fund (the "Fund"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Fund performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board considered independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Board also considered industry comparative information presented by representatives from Lipper. The Lipper reports compared the Fund's investment performance and expenses with those of other comparable mutual funds. The Board also received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC's ability to fully invest in accordance with Fund policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Mr. Driscoll, then Chairman of the Delaware Investments(R) Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

Nature, Extent and Quality of Service. Consideration was given to the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Fund's investment advisor and management's efforts to strengthen and deepen portfolio management teams during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc. ("DSC"), noting DSC's commitment to maintain a high level of service in keeping with its past receipt of the DALBAR Pyramid Award, and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. Additionally, the Board noted the extent of benefits provided to Fund shareholders for being part of the Delaware Investments Family of Funds, including the privilege to exchange investments between the same class of shares of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board considered the investment performance of DMC and the Fund. The Board was pleased with DMC's investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the best performance is ranked first, and a fund with the poorest performance is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one, three and five year periods ended January 31, 2006. The Board noted its objective that the Fund's performance be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board's view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional specialty and miscellaneous funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one-year period was in the second quartile of such Performance Universe. The report further showed that the Fund's total return for the three and five year periods was in the first quartile. The Board was satisfied with such performance.


                                                              (continues)     21

Other Fund information

Delaware American Services Fund

Board Consideration of Delaware American Services Fund Investment Advisory Agreement (continued)

Comparative Expenses. The Board considered expense data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund. The Board focused particularly on the comparative analysis of the management fees and total expense ratios of the Fund and the management fees and expense ratios of a group of similar funds as selected by Lipper (the "Expense Group"). In reviewing comparative costs, the Fund's contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Fund's total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and compared total expenses including 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Fund's total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board's view of such expenses.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. The Board did not find that the level of profits realized by Delaware Investments from the relationships with the Fund and the Delaware Investments Family of Funds required negotiation of reduction of fees.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund's assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Fund's management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fees were structured so that when the Fund grows, economies of scale may be shared.

Board of trustees/directors and officers addendum

Delaware Investments(R) Family of Funds

A mutual fund is governed by a Board of Trustees/Directors ("Trustees"), which has oversight responsibility for the management of a fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

                                                                                                  Number of
                                                                                                 Porfolios in           Other
       Name,                                                                                     Fund Complex       Directorships
      Address,         Position(s) Held         Length of            Principal Occupation(s)     Overseen by           Held by
   and Birth Date        with Fund(s)          Time Served             During Past 5 Years    Trustee or Officer  Trustee or Officer
____________________________________________________________________________________________________________________________________

Interested Trustees
____________________________________________________________________________________________________________________________________

 Patrick P. Coyne (1)     Chairman,      Chairman and Trustee        Mr. Coyne has served in           82                None
 2005 Market Street      President,     since August 16, 2006     various executive capacities
  Philadelphia, PA    Chief Executive                                a different times at
       19103            Officer, and        President and           Delaware Investments. (2)
                          Trustee       Chief Executive Officer
   April 14, 1963                       since August 1, 2006
____________________________________________________________________________________________________________________________________

Independent Trustees
____________________________________________________________________________________________________________________________________

  Thomas L. Bennet         Trustee              Since                  Private Investor -              82                None
 2005 Market Street                          March 2005               (March 2004-Present)
  Philadelphia, PA
       19103                                                          Investment Manager -
                                                                      Morgan Stanley & Co.
  October 4, 1947                                                  (January 1984-March 2004)
____________________________________________________________________________________________________________________________________

    John A. Fry            Trustee              Since                      President -                 82             Director -
 2005 Market Street                         January 2001          Franklin & Marshall College                      Community Health
  Philadelphia, PA                                                    (June 2002-Present)                               Systems
       19103
                                                                   Executive Vice President -                         Director -
    May 28, 1960                                                   University of Pennsylvania                       Allied Barton
                                                                     (April 1995-June 2002)                        Security Holdings
____________________________________________________________________________________________________________________________________

  Anthony D. Knerr         Trustee              Since                      Founder and                 82                None
 2005 Market Street                           April 1990              Managing Director -
  Philadelphia, PA                                                 Anthony Knerr & Associates
       19103                                                        (Strategic Consulting)
  December 7, 1938                                                       (1990-Present)
____________________________________________________________________________________________________________________________________

Lucinda S. Landreth        Trustee              Since              Chief Investment Officer -          82                None
 2005 Market Street                           March 2005                Assurant, Inc.
  Philadelphia, PA                                                       (Insurance)
       19103                                                             (2002-2004)

   June 24, 1947
____________________________________________________________________________________________________________________________________

    Ann R. Leven           Trustee              Since                       Owner -                    82         Director and Audit
 2005 Market Street                         September 1989              ARL Associates,                               Committee
  Philadelphia, PA                                                   Financial and Strategic                        Chairperson -
       19103                                                               Consultants                                Andy Warhol
                                                                         (1983-Present)                               Foundation

  November 1, 1940                                                                                                Director and Audit
                                                                                                                  Committee Member -
                                                                                                                    Systemax, Inc.
____________________________________________________________________________________________________________________________________



                                                              (continues)     23


                                                                                                  Number of
                                                                                                 Porfolios in          Other
       Name,                                                                                     Fund Complex      Directorships
      Address,         Position(s) Held         Length of            Principal Occupation(s)     Overseen by         Held by
   and Birth Date        with Fund(s)          Time Served             During Past 5 Years    Trustee or Officer  Trustee or Officer
____________________________________________________________________________________________________________________________________

Independent Trustees (continued)
____________________________________________________________________________________________________________________________________

  Thomas F. Madison        Trustee              Since                    President and                 82             Director -
  2005 Market Street                           May 1999             Chief Executive Officer -                        Banner Health
   Philadelphia, PA                                                     MLM Partners, Inc.
        19103                                                       (Small Business Investing                         Director -
                                                                          and Consulting)                         CenterPoint Energy
  February 25, 1936                                                  (January 1993-Present)
                                                                                                                  Director and Audit
                                                                                                                  Committee Member -
                                                                                                                    Digital River,
                                                                                                                         Inc.

                                                                                                                  Director and Audit
                                                                                                                  Committee Member -
                                                                                                                        Rimage
                                                                                                                     Corporation

                                                                                                                  Director - Valmont
                                                                                                                   Industries, Inc.
____________________________________________________________________________________________________________________________________

  Janet L. Yeomans         Trustee              Since                     Vice President               82                None
 2005 Market Street                           April 1999             (January 2003-Present)
  Philadelphia, PA                                                        and Treasurer
        19103                                                        (January 2006-Present)
                                                                          3M Corporation
   July 31, 1948
                                                                      Ms. Yeomans has held
                                                                  various management positions
                                                                        at 3M Corporation
                                                                          since 1983.
____________________________________________________________________________________________________________________________________

  J. Richard Zecher        Trustee              Since                        Founder -                 82         Director and Audit
 2005 Market Street                           March 2005               Investor Analytics                         Committee Member -
  Philadelphia, PA                                                      (Risk Management)                         Investor Analytics
        19103                                                          (May 1999-Present)
                                                                                                                  Director and Audit
    July 3, 1940                                                             Founder -                            Committee Member -
                                                                     Sutton Asset Management                        Oxigene, Inc.
                                                                          (Hedge Fund)
                                                                    (September 1998-Present)
____________________________________________________________________________________________________________________________________

Officers
____________________________________________________________________________________________________________________________________

  Michael P. Bishof         Senior            Chief Financial       Mr. Bishof has served in           82                None (3)
 2005 Market Street     Vice President         Officer since      various executive capacities
  Philadelphia, PA           and             February 17, 2005       at different times at
       19103            Chief Financial                              Delaware Investments.
                            Officer
   August 18, 1962
____________________________________________________________________________________________________________________________________

   David F. Connor      Vice President,    Vice President since     Mr. Connor has served as           82                None (3)
 2005 Market Street     Deputy General      September 21, 2000     Vice President and Deputy
  Philadelphia, PA       Counsel, and          and Secretary           General Counsel of
        19103              Secretary               since              Delaware Investments
                                             October 25, 2005              since 2000.
  December 2, 1963
____________________________________________________________________________________________________________________________________

  David P. O'Connor       Senior Vice     Senior Vice President,   Mr. O'Connor has served in          82                None (3)
 2005 Market Street       President,       General Counsel, and   various executive and legal
  Philadelphia, PA         General          Chief Legal Officer     capacities at different
        19103              Counsel,               since                   times at
                          and Chief         October 25, 2005         Delaware Investments.
  February 21, 1966      Legal Officer
____________________________________________________________________________________________________________________________________

  John J. O'Connor        Senior Vice           Treasurer          Mr. O'Connor has served in          82                None (3)
 2005 Market Street      President and            since           various executive capacities
  Philadelphia, PA         Treasurer        February 17, 2005        at different times at
        19103                                                        Delaware Investments.

  June 16, 1957
____________________________________________________________________________________________________________________________________

 (1) Mr. Coyne is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') manager.

 (2) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the
     Fund's(s') investment advisor, principal underwriter, and its transfer agent.

 (3) Messrs. Bishof, Connor, David P. O'Connor, and John J. O'Connor serve in similar capacities for the six portfolios of the
     Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.
     Mr. John J. O'Connor also serves in a similar capacity for Lincoln Variable Insurance Products Trust, which has the same investment advisor as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

About the organization

This annual report is for the information of Delaware American Services Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware American Services Fund and the Delaware Investments(R) Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


Board of trustees

Patrick P. Coyne

Chairman, President,
and Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett

Private Investor
Rosemont, PA

John A. Fry

President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr

Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth

Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven

Owner - ARL Associates,
Financial and Strategic Consultants
Washington, DC

Thomas F. Madison

President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans

Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher

Founder
Investor Analytics
Scottsdale, AZ


Affiliated officers

Michael P. Bishof

Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

David F. Connor

Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O'Connor

Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O'Connor

Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA


Contact information

Investment manager

Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor

Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent

Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders

800 523-1918

For securities dealers and financial
institutions representatives only

800 362-7500

Web site

www.delawareinvestments.com


Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800
SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

Simplify your life.

Manage your investments online!

Get Account Access, the Delaware Investments(R) secure Web site that allows you to conduct your business online. Gain 24-hour access to your account and one of the highest levels of Web security available. You also get:

   o Hassle-free investing - Make online purchases and redemptions at any time.

   o Simplified tax processing - Automatically retrieve your Delaware Investments accounts' 1099 information and import it directly into your 1040 tax return. Available only with Turbo Tax(R) Online(SM) and Desktop software - www.turbotax.com.

   o Less mail clutter - Get instant access to your fund materials online with Delaware eDelivery.

Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.


[DELAWARE LOGO]

Portfolio management review

Delaware Trend Fund

July 11, 2006

Marshall T. Bassett
Lead Fund manager

The managers of Delaware Trend Fund provided the answers to the questions below as a review of the Fund's activities over the fiscal year ended June 30, 2006. Please see pages 2 and 3 to learn more about the portfolio management team.

What kinds of stocks are typically held by Delaware Trend Fund?

Companies in the early stages of their development often offer the greatest opportunities for rising share prices. We invest primarily in small companies that we believe offer above-average opportunities for long-term growth because they are poised to benefit from changing and dominant trends within society or the political arena. These are stocks that we believe are responsive to changes within the marketplace and have the fundamental characteristics to support continued growth.

Through intensive research, we seek to identify and purchase the securities of small innovative companies that we believe may be able to capitalize on these trends. As of June 30, 2006, our five largest holdings were in the following sectors: technology, healthcare, consumer non-durables, financials, and basic industry/capital goods.

What factors affected Delaware Trend Fund investors and the general market over the one-year period ending June 30, 2006?

For the first three quarters of the fiscal year, growth stocks across the capitalization spectrum rose solidly despite high energy prices, rising interest rates, softening home values, and the disastrous effects of Hurricanes Katrina and Rita. Eventually, however, fears that continuing inflationary pressure would extend the Federal Reserve's interest rate tightening cycle brought the rally to a halt in May 2006.

By this past spring, investors were confronting the question: Would the end of rate hikes usher in a period of more moderate growth or would the fed overshoot and trigger a recession. In a turnabout from prior quarters, investors reacted to this uncertainty by fleeing riskier assets. Higher-beta, (1) lower-cap stocks bore the brunt.

How did the Fund perform during this sometimes chaotic period?

Despite the year-end weakness, the Delaware Trend Fund return for the year ended June 30, 2006 was 11.15% at net asset value and 4.76% at maximum offer price (both figures represent Class A shares with all distributions reinvested). For complete annualized performance for Delaware Trend Fund, please see the table on page 4. The Russell 2000 Growth Index finished the period with a 14.6% return.

However, returns were not evenly distributed within the market. The energy sector in the Russell 2000 Growth Index returned 51%, with the next best major sector - basic industry/capital goods - returning 29%. Consumer-related sectors pulled up the rear, with low single-digit returns in response to the adverse effect of high energy prices and interest rates on consumer spending (source: Bloomberg).

Within the Fund, strong performance in the basic industry/capital goods, business services, and consumer services sectors were mostly neutralized by the financials and transportation.

Please break down the results and discuss performance of individual stocks that influenced the Fund's returns.

The principal source of the performance deficit versus the Russell 2000 Growth Index was the balance of our investments in specific sectors - primarily light positions in energy and basic industry/capital goods, and heavy positions in consumer-related sectors. The vast majority of this negative impact was felt early in the period, and throughout the fiscal year our adjustments to the portfolio brought Delaware Trend Fund closer in line with the sector allocations within the benchmark index.

The top 10 contributors to performance over the past

(1) "Beta" is short for "beta coefficient," a measure of the volatility of a security or portfolio compared to the market in general.


                                                               (continues)     1

Portfolio management review

Delaware Trend Fund

fiscal year came from six different sectors and were led by the strong return of Akamai Technologies. The company continues to benefit from its success in the area of Internet content and process delivery. Strong business spending was instrumental in the success of American Reprographics. Other strong contributors included Amylin Pharmaceuticals, which marked notable returns before we sold it to take advantage of these gains, and Bucyrus International Class A, up strongly on demand for its heavy mining equipment.

In contrast, the biggest individual detractors from performance were concentrated in the healthcare and technology sectors. Neurocrine Biosciences (no longer held at fiscal year end) fell upon FDA rejection of a specific dosing regimen of its insomnia drug. Encysive Pharmaceuticals also fell by more than half. In technology, Wind River Systems fell significantly in response to an earnings shortfall and lowered guidance. Ixia saw its share price drop as it announced a capital spending initiative that exceeded expectations.

How did you respond to instances of less-than-benchmark performance in the Fund?

Generally, we sought to improve the portfolio's overall quality by evaluating potential holdings in a variety of sectors and buying new stocks that were selling at attractive prices. Simultaneously, we sold stocks that appeared unable to sustain long-term growth.

We selectively added to the energy sector, increasing its weighting more so than has generally been typical for the Fund. Our investment in healthcare was also more extensive than the index at the end of the period, with a concentration in biotech/specialty pharma stocks.

Demand for new drugs and medical devices is strong and getting stronger as the baby boom asserts its influence. Our focus, therefore, is on developing an in-depth understanding of the efficacy and potential market for drugs and products that are entering the market or gaining utilization, as well as those still in the approval process. We believe these stocks have long-term return potential, despite what we see as temporary volatility and uncertanity among investors. We witnessed this last year as the sector performed poorly in the wake of health-related concerns about specific drugs, only to rebound strongly in the second half of the year. We took profits in many of our healthcare positions in late 2005 and early 2006. Now, again, we are taking advantage of low valuations to rebuild our positions, although in the short term, our positions in biotech and specialty pharma hurt our relative performance.

________________________________________________________________________________

Your fund managers
________________________________________________________________________________

Marshall T. Bassett joined Delaware Investments in 1997. He leads the firm's Emerging Growth Equity team, which focuses on small-, mid-, and smid-cap investment products and strategies. Prior to taking over leadership of the Emerging Growth Equity team, Mr. Bassett spent eight years as a portfolio manager and analyst, focusing on consumer and retail stocks in the growth area. From 1989 to 1997, he worked at Morgan Stanley Asset Management Group, most recently as a vice president of the Emerging Growth group. He received his MBA from the Fuqua School of Business at Duke University.

Steven G. Catricks, CFA, joined Delaware Investments in 2001. He handles research and analysis in the technology sector for the firm's Emerging Growth Equity team. Previously, he was an equity analyst at BlackRock Financial from 1999 to 2000, where he specialized in small-capitalization growth stocks. He also worked as a systems engineer at Dow Jones/Factiva and as a senior systems engineer at GE Aerospace/Lockheed Martin. Mr. Catricks holds a master's degree in engineering from the University of Pennsylvania.

Barry S. Gladstein, CFA, joined Delaware Investments in 1995. He is responsible for providing oversight and research to the firm's Emerging Growth Equity team. Prior to joining Delaware Investments, he was director of operational planning at CIGNA Corporation from 1991 to 1995 and a senior accountant with Arthur Young. He holds an MBA from The Wharton School of the University of Pennsylvania .

Christopher M. Holland, who joined Delaware Investments in 2001, is a portfolio manager in the business services sector of the firm's Emerging Growth Equity team. Prior to joining Delaware Investments, Mr. Holland worked for three years as a municipal fixed income analyst at BlackRock and in private client services at J.P. Morgan Chase for another year. Mr. Holland holds an MBA with a concentration in finance from Villanova University.

Steven T. Lampe, CPA, who joined Delaware Investments in 1995, is a portfolio manager in the business and financial services and healthcare sectors of the Emerging Growth Equity team. He previously served as a manager at Pricewaterhouse, specializing in financial services firms. Mr. Lampe earned an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania.

Matthew Todorow, CFA, joined Delaware Investments in December 2003. His primary portfolio management responsibilities for the firm's Emerging Growth Equity team are in healthcare, a sector he has covered since 1997. Prior to joining Delaware Investments, he served as an executive director for Morgan Stanley Investment Management and was a portfolio manager for its small/mid-cap group. Mr. Todorow holds an MBA from the University of Georgia's Terry College of Business.

Rudy D. Torrijos III joined Delaware Investments in July 2005, where he serves as a portfolio manager with a focus on the technology sector for the firm's Emerging Growth Equity team. He spent the prior two years as a technology analyst at Fiduciary Trust, where he was responsible for sector management of technology stocks for small-cap equity products. From 1997 to 2002 he worked for Neuberger Berman Growth Group. Mr. Torrijos attended Harvard University, where he graduated with a bachelor's degree in applied mathematics/economics.

Lori P. Wachs, CFA, joined Delaware Investments in 1992. She is a portfolio manager and analyst for the consumer sector in the firm's Emerging Growth Equity group. She joined Delaware Investments after serving in the equity-risk arbitrage department of Goldman Sachs from 1990 to 1992. She holds a bachelor's degree in economics from The Wharton School of the University of Pennsylvania.

Performance summary

Delaware Trend Fund

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance.

You should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. The Delaware Trend Fund prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money.

Fund Performance

Average Annual Total Returns
Through June 30, 2006         1 Year      5 Years    10 Years    Lifetime
________________________________________________________________________________

Class A (Est. 10/3/68)
Excluding Sales Charge        + 11.15%    + 3.09%    + 8.42%     + 9.28%
Including Sales Charge         + 4.76%    + 1.88%    + 7.78%     + 9.11%
________________________________________________________________________________

________________________________________________________________________________

Class B (Est. 9/6/94)
Excluding Sales Charge        + 10.36%    + 2.36%    + 7.80%    + 10.83%
Including Sales Charge         + 6.36%    + 1.95%    + 7.80%    + 10.83%
________________________________________________________________________________

________________________________________________________________________________

Class C (Est. 11/29/95)
Excluding Sales Charge        + 10.34%    + 2.37%    + 7.65%     + 9.04%
Including Sales Charge         + 9.34%    + 2.37%    + 7.65%     + 9.04%
________________________________________________________________________________

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed.

The Fund offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% and have an annual distribution and service fee of up to 0.30%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%. Lifetime and 10-year performance figures for Class B shares reflect conversion to Class A shares after eight years.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

The average annual total returns for the lifetime and one-year periods ended June 30, 2006 for Delaware Trend Fund's Class R shares were 10.71% and 10.87%, respectively. Class R shares were first made available on June 2, 2003 and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60%. As of August 1, 2005, the distributor had contracted to limit this amount to 0.50% through October 31, 2006.

The average annual total returns for the lifetime (since 10/3/68), 10-year, 5-year, and 1-year periods ended June 30, 2006 for Delaware Trend Fund's Institutional Class were +9.39%, +8.73%, +3.39%, and +11.50%, respectively. Institutional Class shares were first made available on November 23, 1992 and are available without sales or asset-based distribution charges only to certain eligible institutional accounts. Institutional Class performance prior to November 23, 1992 for Delaware Trend Fund is based on Class A performance and was adjusted to eliminate the sales charges, but not the asset-based distribution charge of Class A shares.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

An expense limitation was in effect for Class R of Delaware Trend Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.

Nasdaq Institutional Class symbol:  DGTIX
Nasdaq Class R symbol:              DETRX

Fund basics

As of June 30, 2006

________________________________________________________________________________

Fund objective
________________________________________________________________________________

The Fund seeks capital appreciation by investing primarily in securities of emerging or other growth-oriented companies.
________________________________________________________________________________

Total fund net assets
________________________________________________________________________________

$1.18 billion
________________________________________________________________________________

Number of holdings
________________________________________________________________________________

80*
________________________________________________________________________________

Fund start date
________________________________________________________________________________

October 3, 1968

* Excludes security lending collateral holdings.


Nasdaq symbols          CUSIPS

Class A: DELTX          245905104
Class B: DERBX          245905302
Class C: DETCX          245905401


Performance of a $10,000 Investment

June 30, 1996 through June 30, 2006

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Delaware Trend Fund Growth of $10,000 investment chart
______________________________________________________

                     Delaware Trend
                     Fund - Class A          Russell 2000
                         Shares              Growth Index

30-Jun-96                 $9,425                $10,000
30-Jun-97                 $9,588                $11,633
30-Jun-98                $11,886                $13,554
30-Jun-99                $14,829                $13,757
30-Jun-00                $24,299                $15,727
30-Jun-01                $18,171                $15,817
30-Jun-02                $14,878                $14,456
30-Jun-03                $15,303                $14,219
30-Jun-04                $18,811                $18,964
30-Jun-05                $19,037                $20,756
30-Jun-06                $21,160                $23,783



Chart assumes $10,000 invested on June 30, 1996 and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Performance of other Fund classes will vary due to differing charges and expenses. Returns plotted on the chart were as of the last day of each month shown. The Russell 2000 Growth Index is an unmanaged index that generally tracks the performance of those stocks in the Russell 2000 Index that have higher price-to-book ratios and higher forecasted growth values. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results. The performance graph does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Disclosure of Fund expenses

For the period January 1, 2006 to June 30, 2006

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2006 to June 30, 2006.

Actual Expenses

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect for Class R shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Trend Fund
Expense Analysis of an Investment of $1,000

                                                                       Expenses
                           Beginning     Ending                      Paid During
                            Account      Account     Annualized         Period
                             Value        Value       Expense         1/1/06 to
                            1/1/06       6/30/06       Ratios          6/30/06*
________________________________________________________________________________

Actual Fund Return

Class A                    $1,000.00    $1,007.60       1.39%          $ 6.92
Class B                     1,000.00     1,004.00       2.11%           10.48
Class C                     1,000.00     1,004.40       2.11%           10.49
Class R                     1,000.00     1,006.80       1.61%            8.01
Institutional Class         1,000.00     1,009.40       1.11%            5.53
________________________________________________________________________________

Hypothetical 5% Return (5% return before expenses)

Class A                    $1,000.00    $1,017.90       1.39%          $ 6.95
Class B                     1,000.00     1,014.33       2.11%           10.54
Class C                     1,000.00     1,014.33       2.11%           10.54
Class R                     1,000.00     1,016.81       1.61%            8.05
Institutional Class         1,000.00     1,019.29       1.11%            5.56
________________________________________________________________________________

*"Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Sector allocation

Delaware Trend Fund

As of June 30, 2006

Sector designations may be different than the sector designations presented in other Fund materials.

                                                                 Percentage
Sector                                                          of Net Assets
________________________________________________________________________________

Common Stock                                                        95.45%

Basic Industry/Capital Goods                                         8.43%
Business Services                                                    7.11%
Consumer Non-Durables                                               12.30%
Consumer Services                                                    3.47%
Energy                                                               6.53%
Financials                                                          10.37%
Health Care                                                         21.97%
Technology                                                          23.46%
Transportation                                                       1.81%
________________________________________________________________________________

Repurchase Agreements                                                5.36%
________________________________________________________________________________

Securities Lending Collateral                                       15.34%

Fixed Rate Notes                                                     2.70%
Variable Rate Notes                                                 12.64%
________________________________________________________________________________

Total Market Value of Securities                                   116.15%
________________________________________________________________________________

Obligation to Return Securities Lending Collateral                 (15.34%)
________________________________________________________________________________

Liabilities Net of Receivables and Other Assets                     (0.81%)
________________________________________________________________________________

Total Net Assets                                                   100.00%
________________________________________________________________________________

Statement of net assets


Delaware Trend Fund

June 30, 2006


                                                    Number of          Market
                                                     Shares            Value
________________________________________________________________________________

Common Stock - 95.45%
________________________________________________________________________________

Basic Industry/Capital Goods - 8.43%
   * AMCOL International                               424,500  $   11,185,575
   * Bucyrus International Class A                     433,800      21,906,900
  *+ Energy Conversion Devices                         216,000       7,868,880
     JLG Industries                                    530,700      11,940,750
   + Mettler-Toledo International                      375,000      22,713,750
     MSC Industrial Direct Class A                     506,400      24,089,448
                                                                ______________

                                                                    99,705,303
                                                                ______________

Business Services - 7.11%
  *+ Advisory Board                                    312,500      15,028,125
  *+ Bright Horizons Family Solutions                  465,600      17,548,464
   + DynCorp International Class A                     511,400       5,308,332
   + Fisher Scientific International                   205,100      14,982,555
   + Monster Worldwide                                 431,600      18,412,056
  *+ Resources Connection                              515,600      12,900,312
                                                                ______________

                                                                    84,179,844
                                                                ______________

Consumer Non-Durables - 12.30%
   + Carter's                                          845,900      22,357,137
   + Coach                                             835,800      24,990,420
  *+ Crocs                                             551,200      13,862,680
   + Dick's Sporting Goods                             371,700      14,719,320
  *+ DSW Class A                                       526,300      19,167,846
   + J Crew Group                                       19,600         538,020
  *+ Peet's Coffee & Tea                               230,200       6,949,738
  *+ Tractor Supply                                    285,500      15,779,585
  *+ Under Armour Class A                              636,400      27,123,368
                                                                ______________

                                                                   145,488,114
                                                                ______________

Consumer Services - 3.47%
   + Sonic                                             717,225      14,911,108
  *+ Texas Roadhouse                                   855,000      11,559,600
  *+ Wynn Resorts                                      198,600      14,557,380
                                                                ______________

                                                                    41,028,088
                                                                ______________

Energy - 6.53%
   + Aventine Renewable Energy                          29,300       1,139,770
   * Carbo Ceramics                                    320,600      15,751,078
  *+ Helix Energy Solutions Group                      567,080      22,887,349
  *+ Hydril                                            268,500      21,082,620
  *+ Veritas DGC                                       318,500      16,428,230
                                                                ______________

                                                                    77,289,047
                                                                ______________

Financials - 10.37%
     Aspen Insurance Holdings                          254,900       5,936,621
   * Bankunited Financial Class A                      233,700       7,132,524
     City National                                     236,000      15,361,240
     Delphi Financial Group Class A                    382,050      13,891,338
     Hanover Insurance Group                           323,200      15,339,072
   + Nasdaq Stock Market                               171,300       5,121,870
     PartnerRe                                         152,000       9,735,600
  *+ SVB Financial Group                               148,400       6,746,264
     Waddell & Reed Financial Class A                  705,600      14,507,136
     Webster Financial                                 279,000      13,235,760
   * Whitney Holding                                   445,500      15,757,335
                                                                ______________

                                                                   122,764,760
                                                                ______________

Health Care - 21.97%
  *+ Align Technology                                1,302,600       9,626,214
  *+ Cepheid                                         1,331,000      12,924,010
  *+ Conceptus                                         840,700      11,467,148
   + CV Therapeutics                                   863,700      12,065,889
  *+ Digene                                            485,800      18,819,892
   + Encysive Pharmaceuticals                          430,700       2,984,751
   + Hologic                                           445,800      22,004,688
  *+ MGI Pharma                                      1,083,500      23,295,250
  *+ Nektar Therapeutics                             1,068,500      19,596,290
  *+ NuVasive                                          984,400      17,945,612
  *+ PDL BioPharma                                   1,042,000      19,183,220
   + Per-Se Technologies                               458,500      11,545,030
  *+ Progenics Pharmaceuticals                         616,400      14,830,584
  *+ Sciele Pharma                                     918,000      21,288,420
  *+ Telik                                           1,019,000      16,813,500
  *+ United Therapeutics                               443,100      25,597,887
                                                                ______________

                                                                   259,988,385
                                                                ______________

Technology - 23.46%
  *+ Akamai Technologies                               594,700      21,522,193
  *+ American Reprographics                            626,600      22,714,250
   + Arris Group                                       467,600       6,134,912
   + Cymer                                             280,900      13,050,614
  *+ Hexcel                                            810,100      12,726,671
  *+ Informatica                                     1,242,300      16,348,668
  *+ Itron                                             254,300      15,069,818
  *+ Ixia                                              421,900       3,797,100
   + Microsemi                                         639,500      15,591,010
   + NAVTEQ                                            225,200      10,061,936
   + Opsware                                         2,065,700      17,021,368
  *+ Polycom                                           822,900      18,037,968
   + Powerwave Technologies                            953,600       8,696,832
  *+ Rackable Systems                                  305,600      12,068,144
   + salesforce.com                                    325,200       8,669,832
   + Silicon Laboratories                              201,100       7,068,665
  *+ SiRF Technology Holdings                          361,200      11,637,864
   + TIBCO Software                                  1,793,300      12,642,765
  *+ Trident Microsystems                              446,000       8,465,080
  *+ Varian Semiconductor Equipment                    273,400       8,915,574
   + Vishay Intertechnology                          1,033,000      16,249,090
  *+ Wind River Systems                              1,247,500      11,102,750
                                                                ______________

                                                                   277,593,104
                                                                ______________

Transportation - 1.81%
     Hunt (J.B.) Transport                              16,700       7,888,997
     UTi Worldwide                                     536,000      13,523,280
                                                                ______________

                                                                    21,412,277
                                                                ______________


Total Common Stock (cost $854,902,920)                           1,129,448,922
                                                                ______________

                                                  Principal
                                                   Amount
________________________________________________________________________________

Repurchase Agreements - 5.36%
________________________________________________________________________________

     With BNP Paribas 4.50% 7/3/06
          (dated 6/30/06, to be repurchased
          at $33,379,513, collateralized by
          $32,530,000 U.S. Treasury Notes
          6.00% due 8/15/09, market
          value $34,066,818)                       $33,367,000      33,367,000

                                                  Principal            Market
                                                   Amount              Value
________________________________________________________________________________

Repurchase Agreements (continued)
________________________________________________________________________________

With Cantor Fitzgerald 4.40% 7/3/06
     (dated 6/30/06, to be repurchased
     at $8,585,147, collateralized by
     $4,291,000 U.S. Treasury Notes
     3.875% due 7/31/07, market value
     $4,298,110, $4,291,000
     U.S. Treasury Notes 3.875%
     due 5/15/09, market value
     $4,166,840 and $290,000
     U.S. Treasury Notes 6.50% due
     10/15/06, market value $295,129)              $ 8,582,000  $    8,582,000

With UBS Warburg 4.35% 7/3/06
     (dated 6/30/06, to be repurchased
     at $21,461,777, collateralized by
     $11,529,000 U.S. Treasury Notes
     3.875% due 5/15/09, market
     value $11,192,156 and
     $10,727,000 U.S. Treasury
     Notes 4.875% due 5/15/09,
     market value $10,724,703)                      21,454,000      21,454,000
                                                                ______________

Total Repurchase Agreements
     (cost $63,403,000)                                             63,403,000
                                                                ______________

Total Market Value of Securities
     Before Securities Lending
     Collateral - 100.81%
     (cost $918,305,920)                                         1,192,851,922
                                                                ______________
________________________________________________________________________________

Securities Lending Collateral** - 15.34%
________________________________________________________________________________

Short-Term Investments - 15.34%
Fixed Rate Notes - 2.70%
     Citigroup Global Markets
          5.35% 7/3/06                              32,001,073      32,001,073
                                                                ______________

                                                                    32,001,073
                                                                ______________

~ Variable Rate Notes - 12.64%
     American Honda Finance 5.32% 2/21/07            5,153,877       5,153,877
     ANZ National 5.11% 7/31/07                      1,145,306       1,145,306
     Australia New Zealand 5.28% 7/31/07             5,726,529       5,726,529
     Bank of America 5.32% 2/23/07                   7,444,488       7,444,488
     Bank of New York 5.16% 7/31/07                  4,581,224       4,581,224
     Barclays New York 5.31% 5/18/07                 7,444,488       7,444,488
     Bayerische Landesbank 5.37% 8/25/06             5,726,530       5,726,530
     Bear Stearns 5.19% 1/2/07                       6,871,835       6,871,835
     BNP Paribas 5.14% 7/31/07                       5,726,530       5,726,530
     Canadian Imperial Bank
          5.28% 7/31/07                              2,863,265       2,863,265
          5.32% 11/22/06                             5,726,529       5,726,529
     CDC Financial Products 5.41% 7/31/06            7,444,488       7,444,488
     Citigroup Global Markets 5.38% 7/7/06           7,444,488       7,444,488
     Commonwealth Bank 5.29% 7/31/07                 5,726,529       5,726,529
     Goldman Sachs 5.45% 7/2/07                      7,444,488       7,444,488
     Manufacturers & Traders 5.31%
          9/26/06                                    5,726,503       5,726,176
     Marshall & Ilsley Bank 5.18% 7/31/07            6,299,182       6,299,182
     Merrill Lynch Mortgage Capital
          5.41% 8/3/06                               5,153,877       5,153,877
     National Australia Bank 5.10% 3/7/07            7,100,897       7,100,897
     National City Bank 5.32% 3/2/07                 6,872,053       6,873,755
     National Rural Utilities 5.10% 7/31/07          9,047,917       9,047,917
     Nordea Bank New York 5.31% 5/16/07              2,863,246       2,863,122
     Nordea Bank Norge 5.15% 7/31/07                 5,726,529       5,726,529
     Royal Bank of Scotland 5.27% 7/31/07            5,726,529       5,726,529
     Societe Generale 5.08% 7/31/07                  2,863,265       2,863,265
     Wells Fargo 5.19% 7/31/07                       5,726,529       5,726,529
                                                                ______________

                                                                   149,578,372
                                                                ______________

Total Securities Lending Collateral
     (cost $181,579,445)                                           181,579,445
                                                                ______________

Total Market Value of Securities - 116.15%
     (cost $1,099,885,365)                                       1,374,431,367 !

Obligation to Return Securities Lending
     Collateral** - (15.34%)                                      (181,579,445)

Liabilities Net of Receivables and Other
     Assets - (0.81%)                                               (9,530,430)
                                                                ______________

Net Assets Applicable to 53,294,404
     Shares Outstanding - 100.00%                               $1,183,321,492
                                                                ______________

Net Asset Value - Delaware Trend Fund Class A
     ($679,312,194 / 30,288,255 Shares)                                 $22.43
                                                                        ______

Net Asset Value - Delaware Trend Fund Class B
     ($113,683,176 / 5,646,476 Shares)                                  $20.13
                                                                        ______

Net Asset Value - Delaware Trend Fund Class C
     ($123,294,653 / 6,017,558 Shares)                                  $20.49
                                                                        ______

Net Asset Value - Delaware Trend Fund Class R
     ($3,069,531 / 137,998 Shares)                                      $22.24
                                                                        ______

Net Asset Value - Delaware Trend Fund
     Institutional Class
     ($263,961,938 / 11,204,117 Shares)                                 $23.56
                                                                        ______

Components of Net Assets at June 30, 2006:

Shares of beneficial interest
     (unlimited authorization - no par)                          $ 798,457,986
Accumulated net realized gain on investments                       110,317,504
Net unrealized appreciation of investments                         274,546,002
                                                                ______________

Total net assets                                                $1,183,321,492
                                                                ______________


   + Non-income producing security for the year ended June 30, 2006.

   ~ Variable rate security. The interest rate shown is the rate as of June 30, 2006.

   * Fully or partially on loan.

  ** See Note 7 in "Notes to Financial Statements."

   ! Includes $179,088,429 of securities loaned.

Net Asset Value and Offering Price per Share -
Delaware Trend Fund

Net asset value Class A (A)                                             $22.43
Sales charge (5.75% of offering price) (B)                                1.37
                                                                        ______

Offering price                                                          $23.80
                                                                        ______

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchase of $50,000 or more.

See accompanying notes

Statement of operations


Delaware Trend Fund

Year Ended June 30, 2006



Investment Income:

     Dividends                                                                                   $ 4,591,077
     Securities lending income                                                                     1,276,027
     Interest                                                                                      1,094,437           $  6,961,541
                                                                                                 ___________           ____________

Expenses:

     Management fees                                                                               9,156,732
     Distribution expenses - Class A                                                               2,165,347
     Distribution expenses - Class B                                                               1,333,476
     Distribution expenses - Class C                                                               1,396,265
     Distribution expenses - Class R                                                                  40,667
     Dividend disbursing and transfer agent fees and expenses                                      3,870,957
     Accounting and administration expenses                                                          522,121
     Reports and statements to shareholders                                                          293,949
     Registration fees                                                                               132,331
     Legal and professional fees                                                                     113,526
     Trustees' fees                                                                                   69,574
     Custodian fees                                                                                   55,464
     Insurance fees                                                                                   32,010
     Taxes (other than taxes on income)                                                               23,288
     Pricing fees                                                                                        572
     Other                                                                                            44,112             19,250,391
                                                                                                 ___________

     Less waived distribution expenses - Class R                                                                             (6,193)
     Less expense paid indirectly                                                                                            (5,164)
                                                                                                                       ____________

     Total operating expenses                                                                                            19,239,034
                                                                                                                       ____________

Net Investment Loss                                                                                                     (12,277,493)
                                                                                                                       ____________

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:

     Net realized gain on:

          Investments                                                                                                   266,413,343

          Foreign Currencies                                                                                                    139
                                                                                                                       ____________

     Net realized gain                                                                                                  266,413,482

     Net change in unrealized appreciation/depreciation of investments and foreign currencies                          (114,143,134)
                                                                                                                       ____________


Net Realized and Unrealized Gain on Investments and Foreign Currencies                                                  152,270,348
                                                                                                                       ____________

Net Increase in Net Assets Resulting from Operations                                                                   $139,992,855
                                                                                                                       ____________


See accompanying notes

Statements of changes in net assets


Delaware Trend Fund


                                                                                                              Year Ended
                                                                                                      6/30/06             6/30/05

Increase (Decrease) in Net Assets from Operations:

     Net investment loss                                                                          $  (12,277,493)    $  (15,843,208)
     Net realized gain on investments and foreign currencies                                         266,413,482         71,764,458
     Net change in unrealized appreciation/depreciation of investments and foreign currencies       (114,143,134)       (54,689,989)
                                                                                                  ______________     ______________

     Net increase in net assets resulting from operations                                            139,992,855          1,231,261
                                                                                                  ______________     ______________

Capital Share Transactions:

     Proceeds from shares sold:
          Class A                                                                                    100,848,967        170,547,071
          Class B                                                                                      3,863,343          6,961,179
          Class C                                                                                     10,554,318         25,424,851
          Class R                                                                                      4,604,134          6,932,476
          Institutional Class                                                                         81,041,735         79,130,900
                                                                                                  ______________     ______________

                                                                                                     200,912,49         288,996,477
                                                                                                  ______________     ______________

     Cost of shares repurchased:
          Class A                                                                                   (250,667,492)      (379,712,228)
          Class B                                                                                    (42,812,476)       (55,954,359)
          Class C                                                                                    (47,599,480)       (57,176,854)
          Class R                                                                                     (9,063,928)        (2,636,620)
          Institutional Class                                                                       (121,766,994)      (167,266,036)
                                                                                                  ______________     ______________

                                                                                                    (471,910,370)      (662,746,097)
                                                                                                  ______________     ______________

Decrease in net assets derived from capital share transactions                                      (270,997,873)      (373,749,620)
                                                                                                  ______________     ______________

Net Decrease in Net Assets                                                                          (131,005,018)      (372,518,359)

Net Assets:

     Beginning of year                                                                             1,314,326,510      1,686,844,869
                                                                                                  ______________     ______________

     End of year (there was no undistributed net investment income at either year end)            $1,183,321,492     $1,314,326,510
                                                                                                  ______________     ______________


See accompanying notes


Financial highlights


Delaware Trend Fund Class A


Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                                                          Year Ended
                                                              __________________________________________________________________

                                                               6/30/06       6/30/05       6/30/04       6/30/03       6/30/02
________________________________________________________________________________________________________________________________

Net asset value, beginning of period                           $20.180       $19.940       $16.220       $15.770       $19.260

Income (loss) from investment operations:

Net investment loss (1)                                         (0.191)       (0.185)       (0.195)       (0.138)       (0.151)
Net realized and unrealized gain (loss) on investments and
     foreign currencies                                          2.441         0.425         3.915         0.588        (3.339)
                                                               _______       _______       _______       _______       _______

Total from investment operations                                 2.250         0.240         3.720         0.450        (3.490)
                                                               _______       _______       _______       _______       _______

Net asset value, end of period                                 $22.430       $20.180       $19.940       $16.220       $15.770
                                                               _______       _______       _______       _______       _______

Total return (2)                                                11.15%         1.20%        22.93%         2.85%       (18.12%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                       $679,312      $748,151      $956,366      $770,744      $829,409
Ratio of expenses to average net assets                          1.40%         1.40%         1.50%         1.50%         1.45%
Ratio of net investment loss to average net assets              (0.86%)       (0.98%)       (1.06%)       (0.98%)       (0.91%)
Portfolio turnover                                                 71%           44%           59%           40%           47%
________________________________________________________________________________________________________________________________

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.


See accompanying notes


Delaware Trend Fund Class B


Selected data for each share of the Fund outstanding throughout each period were as follows:




                                                                                          Year Ended
                                                              __________________________________________________________________

                                                               6/30/06       6/30/05       6/30/04       6/30/03       6/30/02
________________________________________________________________________________________________________________________________

Net asset value, beginning of period                           $18.240       $18.160       $14.880       $14.570       $17.920

Income (loss) from investment operations:

Net investment loss (1)                                         (0.327)       (0.305)       (0.312)       (0.226)       (0.258)
Net realized and unrealized gain (loss) on investments
     and foreign currencies                                      2.217         0.385         3.592         0.536        (3.092)
                                                               _______       _______       _______       _______       _______

Total from investment operations                                 1.890         0.080         3.280         0.310        (3.350)
                                                               _______       _______       _______       _______       _______

Net asset value, end of period                                 $20.130       $18.240       $18.160       $14.880       $14.570
                                                               _______       _______       _______       _______       _______

Total return (2)                                                10.36%         0.44%        22.04%         2.13%       (18.65%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                       $113,683      $138,515      $188,363      $176,460      $199,027
Ratio of expenses to average net assets                          2.11%         2.10%         2.20%         2.20%         2.16%
Ratio of net investment loss to average net assets              (1.57%)       (1.68%)       (1.76%)       (1.68%)       (1.62%)
Portfolio turnover                                                 71%           44%           59%           40%           47%
________________________________________________________________________________________________________________________________

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.


See accompanying notes



                                                              (continues)     13

Financial highlights


Delaware Trend Fund Class C


Selected data for each share of the Fund outstanding throughout each period were as follows:




                                                                                          Year Ended
                                                              __________________________________________________________________

                                                               6/30/06       6/30/05       6/30/04       6/30/03       6/30/02
________________________________________________________________________________________________________________________________

Net asset value, beginning of period                           $18.570       $18.480       $15.140       $14.820       $18.230

Income (loss) from investment operations:

Net investment loss (1)                                         (0.331)       (0.308)       (0.315)       (0.228)       (0.250)
Net realized and unrealized gain (loss) on investments and
     foreign currencies                                          2.251         0.398         3.655         0.548        (3.160)
                                                               _______       _______       _______       _______       _______

Total from investment operations                                 1.920         0.090         3.340         0.320        (3.410)
                                                               _______       _______       _______       _______       _______

Net asset value, end of period                                 $20.490       $18.570       $18.480       $15.140       $14.820
                                                               _______       _______       _______       _______       _______

Total return (2)                                                10.34%         0.49%        22.06%         2.16%       (18.70%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                       $123,295      $145,328      $177,631      $134,153      $130,860
Ratio of expenses to average net assets                          2.11%         2.10%         2.20%         2.20%         2.16%
Ratio of net investment loss to average net assets              (1.57%)       (1.68%)       (1.76%)       (1.68%)       (1.62%)
Portfolio turnover                                                 71%           44%           59%           40%           47%
________________________________________________________________________________________________________________________________

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.


See accompanying notes


Delaware Trend Fund Class R


Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                                                         Year Ended
                                                                            _____________________________________     6/2/03 (1) to

                                                                             6/30/06       6/30/05       6/30/04         6/30/03
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                         $20.060       $19.880       $16.220         $16.260

Income (loss) from investment operations:

Net investment loss (2)                                                       (0.239)       (0.246)       (0.258)         (0.011)
Net realized and unrealized gain (loss) on investments
     and foreign currencies                                                    2.419         0.426         3.918          (0.029)
                                                                             _______       _______       _______         _______

Total from investment operations                                               2.180         0.180         3.660          (0.040)

                                                                             _______       _______       _______         _______

Net asset value, end of period                                               $22.240       $20.060       $19.880         $16.220
                                                                             _______       _______       _______         _______

Total return (3)                                                              10.87%         0.91%        22.56%          (0.25%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                       $3,069        $6,621        $2,149              $-
Ratio of expenses to average net assets                                        1.62%         1.70%         1.80%           1.95%
Ratio of expenses to average net assets prior
     to expense limitation and expenses paid indirectly                        1.71%         1.70%         1.80%           1.95%
Ratio of net investment loss to average net assets                            (1.08%)       (1.28%)       (1.36%)         (1.49%)
Ratio of net investment loss to average net assets
     prior to expense limitation and expenses paid indirectly                 (1.17%)       (1.28%)       (1.36%)         (1.49%)
Portfolio turnover                                                               71%           44%           59%             40%
____________________________________________________________________________________________________________________________________

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.


See accompanying notes




                                                              (continues)     15

Financial highlights


Delaware Trend Fund Institutional Class


Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                                                          Year Ended
                                                              __________________________________________________________________

                                                               6/30/06       6/30/05       6/30/04       6/30/03       6/30/02
________________________________________________________________________________________________________________________________

Net asset value, beginning of period                           $21.130       $20.830       $16.890       $16.370       $19.940

Income (loss) from investment operations:

Net investment loss (1)                                         (0.126)       (0.129)       (0.141)       (0.096)       (0.102)
Net realized and unrealized gain (loss) on investments and
     foreign currencies                                          2.556         0.429         4.081         0.616        (3.468)
                                                               _______       _______       _______       _______       _______

Total from investment operations                                 2.430         0.300         3.940         0.520        (3.570)
                                                               _______       _______       _______       _______       _______

Net asset value, end of period                                 $23.560       $21.130       $20.830       $16.890       $16.370
                                                               _______       _______       _______       _______       _______

Total return (2)                                                11.50%         1.44%        23.33%         3.18%       (17.90%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                       $263,962      $275,712      $362,336      $286,632      $213,433
Ratio of expenses to average net assets                          1.11%         1.10%         1.20%         1.20%         1.16%
Ratio of net investment loss to average net assets              (0.57%)       (0.68%)       (0.76%)       (0.68%)       (0.62%)
Portfolio turnover                                                 71%           44%           59%           40%           47%
________________________________________________________________________________________________________________________________

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. See accompanying notes


Notes to financial statements

Delaware Trend Fund

June 30, 2006

Delaware Group Equity Funds III (the "Trust") is organized as a Delaware statutory trust and offers three series, Delaware American Services Fund, Delaware Small Cap Growth Fund, and Delaware Trend Fund. These financial statements and related notes pertain to Delaware Trend Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek capital appreciation by investing primarily in securities of emerging or other growth-oriented companies.

1.   Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Equity securities, except those traded on the Nasdaq
Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distribution from net realized gain on investment, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $221,419 for the year ended June 30, 2006. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."


                                                              (continues)     17

Notes to financial statements



Delaware Trend Fund



2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on the average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund's average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. The Board of Trustees has adopted a formula for calculating 12b-1 plan fees for the Fund's Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above. Effective August 1, 2005, DDLP has contracted to limit distribution and service fees through October 31, 2006 in order to prevent distribution and service fees of Class R shares from exceeding 0.50% of average daily net assets. Institutional Class shares pay no distribution and service expenses.

At June 30, 2006, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                 $673,794
Dividend disbursing, transfer agent, accounting
     and administration fees and other
     expenses payable to DSC                              324,130
Distribution fee payable to DDLP                          350,328
Other expenses payable to DMC and affiliates*              59,063

   * DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services, including internal legal services provided to the Fund by DMC employees. For the year ended June 30, 2006, the Fund was charged $73,820 for internal legal services provided by DMC.

For the year ended June 30, 2006, DDLP earned $47,024 for commissions on sales of the Fund's Class A shares. For the year ended June 30, 2006, DDLP received gross contingent deferred sales charge commissions of $134, $207,665 and $5,033 on redemption of the Fund's Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the year ended June 30, 2006, the Fund made purchases of $907,708,548 and sales of $1,243,692,294 of investment securities other than short-term investments.

At June 30, 2006, the cost of investments for federal income tax purposes was $1,111,312,414. At June 30, 2006, net unrealized appreciation was $263,118,953, of which $319,151,629 related to unrealized appreciation of investments and $56,032,676 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the years ended June 30, 2006 and 2005.

As of June 30, 2006, the components of net assets on a tax basis were as follows:

Shares of beneficial interest                 $  798,457,986
Undistributed long-term capital gains            121,744,553
Unrealized appreciation of investments           263,118,953
                                              ______________

Net assets                                    $1,183,321,492
                                              ______________

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, $137,758,882 of capital loss carryforwards from prior years was utilized in the year ended June 30, 2006.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses and gain (loss) on foreign currencies. Results of operations and net assets were not affected by these reclassifications. For the year ended June 30, 2006, the Fund recorded the following reclassifications.

Accumulated net investment loss                  $12,277,493
Accumulated net realized gain (loss)                    (139)
Paid-in Capital                                  (12,277,354)

5. Capital Shares

Transactions in capital shares were as follows:

                                            Year Ended

                                      6/30/06       6/30/05
Shares sold:
     Class A                        4,469,015      8,795,451
     Class B                          189,657        396,002
     Class C                          513,250      1,422,710
     Class R                          195,695        356,086
     Institutional Class            3,404,640      3,909,546
                                   __________     __________

                                    8,772,257     14,879,795
                                   __________     __________
Shares repurchased:
     Class A                      (11,255,751)   (19,674,405)
     Class B                       (2,136,176)    (3,176,632)
     Class C                       (2,323,651)    (3,207,258)
     Class R                         (387,803)      (134,067)
     Institutional Class           (5,246,279)    (8,261,923)
                                   __________     __________

                                  (21,349,660)   (34,454,285)
                                   __________     __________

Net decrease                      (12,577,403)   (19,574,490)
                                   __________     __________

For the years ended June 30, 2006 and 2005, 436,740 Class B shares were converted to 393,203 Class A shares valued at $8,724,587 and 466,783 Class B shares were converted to 428,041 Class A shares valued at $7,990,173, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. Line of Credit

The Fund, along with certain other funds in the Delaware Investments(R)
Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each funds' allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of June 30, 2006, or at any time during the year.

7. Securities Lending

The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At June 30, 2006, the market value of the securities on loan was $179,088,429, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

8. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At June 30, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

Report of independent registered public accounting firm

To the Shareholders and Board of Trustees
Delaware Group Equity Funds III - Delaware Trend Fund

We have audited the accompanying statement of net assets of Delaware Trend Fund (one of the series constituting Delaware Group Equity Funds III) (the "Fund") as of June 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Trend Fund of Delaware Group Equity Funds III at June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


/s/ Ernst and Young LLP
Philadelphia, Pennsylvania
August 9, 2006

Other Fund information

Delaware Trend Fund

Board Consideration of Delaware Trend Fund Investment Advisory Agreement

At a meeting held on May 17-18, 2006 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Trend Fund (the "Fund"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Fund performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments(R)") concerning, among other things, the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board considered independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Board also considered industry comparative information presented by representatives from Lipper. The Lipper reports compared the Fund's investment performance and expenses with those of other comparable mutual funds. The Board also received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC's ability to fully invest in accordance with Fund policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Mr. Driscoll then Chairman of the Delaware Investments(R) Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

Nature, Extent and Quality of Service. Consideration was given to the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Fund's investment advisor and management's efforts to strengthen and deepen portfolio management teams during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc. ("DSC"), noting DSC's commitment to maintain a high level of service in keeping with its past receipt of the DALBAR Pyramid Award, and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. Additionally, the Board noted the extent of benefits provided to Fund shareholders for being part of the Delaware Investments Family of Funds, including the privilege to exchange investments between the same class of shares of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board considered the investment performance of DMC and the Fund. The Board was pleased with DMC's investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the best performance is ranked first, and a fund with the poorest performance is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one, three, five and 10 year periods ended January 31, 2006. The Board noted its objective that the Fund's performance be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board's view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional mid-cap growth funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one and three year periods was in the third quartile of such Performance Universe. The report further showed that the Fund's total return for the five and 10 year periods was in the second and first quartile, respectively. The Board noted that the Fund's performance results were mixed. In evaluating the Fund's performance, the Board considered the transitions in the Fund's portfolio management team that took place in 2005. The Board was satisfied that management was taking effective action to improve Fund performance and meet the Board's performance objective.


                                                              (continues)     21

Other Fund information

Delaware Trend Fund

Comparative Expenses. The Board considered expense data for the Delaware Investments(R) Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund. The Board focused particularly on the comparative analysis of the management fees and total expense ratios of the Fund and the management fees and expense ratios of a group of similar funds as selected by Lipper (the "Expense Group"). In reviewing comparative costs, the Fund's contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Fund's total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and compared total expenses including 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Fund's total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board's view of such expenses.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board gave favorable consideration to the Fund's management fee, but noted that the Fund's total expenses were not in line with the Board's objective. In evaluating the total expenses, the Board considered recent initiatives implemented by management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with management's efforts to improve the Fund's total expense ratio and bring it in line with the Board's objective.

Management Profitability. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. The Board did not find that the level of profits realized by Delaware Investments from the relationships with the Fund and the Delaware Investments Family of Funds required negotiation of reduction of fees.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund's assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Fund's management contract fell within the standard structure. The Board also noted that the Fund's assets exceeded the second breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the manager and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Fund and its shareholders.

Board of trustees/directors and officers addendum

Delaware Investments(R) Family of Funds

A mutual fund is governed by a Board of Trustees/Directors ("Trustees"), which has oversight responsibility for the management of a fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

                                                                                                  Number of
                                                                                                 Porfolios in          Other
       Name,                                                                                     Fund Complex      Directorships
      Address,         Position(s) Held         Length of            Principal Occupation(s)     Overseen by         Held by
   and Birth Date        with Fund(s)          Time Served             During Past 5 Years    Trustee or Officer  Trustee or Officer
____________________________________________________________________________________________________________________________________

Interested Trustees
____________________________________________________________________________________________________________________________________

 Patrick P. Coyne (1)     Chairman,      Chairman and Trustee        Mr. Coyne has served in           82                None
 2005 Market Street      President,     since August 16, 2006     various executive capacities
  Philadelphia, PA    Chief Executive       President and             a different times at
       19103            Officer, and    Chief Executive Officer     Delaware Investments. (2)
                          Trustee        since August 1, 2004
   April 14, 1963
____________________________________________________________________________________________________________________________________

Independent Trustees
____________________________________________________________________________________________________________________________________

  Thomas L. Bennet        Trustee               Since                  Private Investor -              82                None
 2005 Market Street                          March 2005               (March 2004-Present)
  Philadelphia, PA
       19103                                                          Investment Manager -
                                                                      Morgan Stanley & Co.
  October 4, 1947                                                  (January 1984-March 2004)
____________________________________________________________________________________________________________________________________

    John A. Fry           Trustee               Since                      President -                 82             Director -
 2005 Market Street                         January 2001          Franklin & Marshall College                      Community Health
  Philadelphia, PA                                                    (June 2002-Present)                               Systems
       19103
                                                                   Executive Vice President -                         Director -
    May 28, 1960                                                   University of Pennsylvania                       Allied Barton
                                                                     (April 1995-June 2002)                        Security Holdings
____________________________________________________________________________________________________________________________________

  Anthony D. Knerr        Trustee               Since                      Founder and                 82                None
 2005 Market Street                           April 1990              Managing Director -
  Philadelphia, PA                                                 Anthony Knerr & Associates
       19103                                                        (Strategic Consulting)
                                                                         (1990-Present)
  December 7, 1938
____________________________________________________________________________________________________________________________________

Lucinda S. Landreth       Trustee               Since              Chief Investment Officer -          82                None
 2005 Market Street                           March 2005                Assurant, Inc.
  Philadelphia, PA                                                       (Insurance)
       19103                                                             (2002-2004)

   June 24, 1947
____________________________________________________________________________________________________________________________________

    Ann R. Leven          Trustee               Since                       Owner -                    82         Director and Audit
 2005 Market Street                         September 1989              ARL Associates,                               Committee
  Philadelphia, PA                                                   Financial and Strategic                        Chairperson -
       19103                                                               Consultants                                Andy Warhol
                                                                         (1983-Present)                               Foundation

  November 1, 1940                                                                                                Director and Audit
                                                                                                                  Committee Member -
                                                                                                                    Systemax, Inc.
____________________________________________________________________________________________________________________________________



                                                                                                  Number of
                                                                                                 Porfolios in          Other
       Name,                                                                                     Fund Complex      Directorships
      Address,         Position(s) Held         Length of            Principal Occupation(s)     Overseen by         Held by
   and Birth Date        with Fund(s)          Time Served             During Past 5 Years    Trustee or Officer  Trustee or Officer
____________________________________________________________________________________________________________________________________

Independent Trustees (continued)
____________________________________________________________________________________________________________________________________

  Thomas F. Madison        Trustee              Since                    President and                 82             Director -
  2005 Market Street                           May 1999             Chief Executive Officer -                        Banner Health
   Philadelphia, PA                                                     MLM Partners, Inc.
        19103                                                       (Small Business Investing                         Director -
                                                                          and Consulting)                         CenterPoint Energy
  February 25, 1936                                                  (January 1993-Present)
                                                                                                                  Director and Audit
                                                                                                                  Committee Member -
                                                                                                                    Digital River,
                                                                                                                         Inc.

                                                                                                                  Director and Audit
                                                                                                                  Committee Member -
                                                                                                                        Rimage
                                                                                                                     Corporation

                                                                                                                  Director - Valmont
                                                                                                                   Industries, Inc.
____________________________________________________________________________________________________________________________________

  Janet L. Yeomans         Trustee              Since                     Vice President               82                None
 2005 Market Street                           April 1999             (January 2003-Present)
  Philadelphia, PA                                                        and Treasurer
        19103                                                        (January 2006-Present)
                                                                          3M Corporation
   July 31, 1948
                                                                      Ms. Yeomans has held
                                                                  various management positions
                                                                        at 3M Corporation
                                                                          since 1983.
____________________________________________________________________________________________________________________________________

  J. Richard Zecher        Trustee              Since                        Founder -                 82         Director and Audit
 2005 Market Street                           March 2005               Investor Analytics                         Committee Member -
  Philadelphia, PA                                                      (Risk Management)                         Investor Analytics
        19103                                                          (May 1999-Present)
                                                                                                                  Director and Audit
    July 3, 1940                                                             Founder -                            Committee Member -
                                                                     Sutton Asset Management                        Oxigene, Inc.
                                                                          (Hedge Fund)
                                                                    (September 1998-Present)
____________________________________________________________________________________________________________________________________

Officers
____________________________________________________________________________________________________________________________________

  Michael P. Bishof         Senior            Chief Financial       Mr. Bishof has served in           82                None (3)
 2005 Market Street     Vice President         Officer since      various executive capacities
  Philadelphia, PA           and             February 17, 2005       at different times at
       19103            Chief Financial                              Delaware Investments.
                            Officer
   August 18, 1962
____________________________________________________________________________________________________________________________________

   David F. Connor      Vice President,    Vice President since     Mr. Connor has served as           82                None (3)
 2005 Market Street     Deputy General      September 21, 2000     Vice President and Deputy
  Philadelphia, PA       Counsel, and          and Secretary           General Counsel of
        19103              Secretary               since              Delaware Investments
                                             October 25, 2005              since 2000.
  December 2, 1963
____________________________________________________________________________________________________________________________________

  David P. O'Connor       Senior Vice     Senior Vice President,   Mr. O'Connor has served in          82                None (3)
 2005 Market Street       President,       General Counsel, and   various executive and legal
  Philadelphia, PA         General          Chief Legal Officer     capacities at different
        19103              Counsel,               since                   times at
                          and Chief         October 25, 2005         Delaware Investments.
  February 21, 1966      Legal Officer
____________________________________________________________________________________________________________________________________

  John J. O'Connor        Senior Vice           Treasurer          Mr. O'Connor has served in          82                None (3)
 2005 Market Street      President and            since           various executive capacities
  Philadelphia, PA         Treasurer        February 17, 2005        at different times at
        19103                                                        Delaware Investments.

  June 16, 1957
____________________________________________________________________________________________________________________________________

(1) Mr. Coyne is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') manager.

(2) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's
    (s') investment advisor, principal underwriter, and its transfer agent.

(3) Messrs. Bishof, Connor, David P. O'Connor, and John J. O'Connor serve in similar capacities for the six portfolios of the
    Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.
    Mr. John J. O'Connor also serves in a similar capacity for Lincoln Variable Insurance Products Trust, which has the same investment advisor as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

About the organization

This annual report is for the information of Delaware Trend Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Trend Fund and the Delaware Investments(R) Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.



Board of trustees

Patrick P. Coyne

Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett

Private Investor
Rosemont, PA

John A. Fry

President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr

Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth

Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven

Owner - ARL Associates,
Financial and Strategic Consultants
Washington, DC

Thomas F. Madison

President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans

Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher

Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

Michael P. Bishof

Senior Vice President and Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

David F. Connor

Vice President, Deputy General Counsel, and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O'Connor

Senior Vice President, General Counsel, and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O'Connor

Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager

Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor

Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent

Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders

800 523-1918

For securities dealers and financial
institutions representatives only

800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800
SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

Simplify your life.

Manage your investments online!

Get Account Access, the Delaware Investments(R) secure Web site that allows you to conduct your business online. Gain 24-hour access to your account and one of the highest levels of Web security available. You also get:

   o Hassle-free investing - Make online purchases and redemptions at any time.

   o Simplified tax processing - Automatically retrieve your Delaware Investments accounts' 1099 information and import it directly into your 1040 tax return. Available only with Turbo Tax(R) Online(SM) and Desktop software - www.turbotax.com.

   o Less mail clutter - Get instant access to your fund materials online with Delaware eDelivery.

Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.


[DELAWARE LOGO]



(757)                                                         Printed in the USA
AR-003 [6/06] CGI 8/06                                        TREND FUND  POxxxx

Portfolio management review

Delaware Small Cap Growth Fund
June 30, 2006

Marshall T. Bassett

Lead Fund Manager

The managers of Delaware Small Cap Growth Fund provided answers to the questions below as a review of the Fund's activities of the fiscal year ending June 30, 2006. Please see page 3 to learn more about the portfolio management team.

Q: What factors affected Delaware Small Cap Growth Fund and the general market over the year ending June 30, 2006?

A: For the first three quarters of the fiscal year, stocks across the capitalization spectrum rose solidly despite high energy prices, rising interest rates, softening home values, and the disastrous effects of Hurricanes Katrina and Rita. Eventually, however, fears that continuing inflationary pressure would extend the Federal Reserve's interest rate tightening cycle brought the rally to a halt in May 2006.

By spring, investors were confronting the question: Would the end of rate hikes usher in a period of more moderate growth or would the fed overshoot and trigger a recession? In a turnabout from prior quarters, investors reacted to this uncertainty by fleeing riskier assets. Higher-beta, (1) lower-cap stocks bore the brunt.

Despite the year-end weakness, small-cap stocks were one of the winners over the past 12 months. Our benchmark, the Russell 2000 Growth Index, finished the period with a 14.6% return, well ahead of its large-cap counterpart, the Russell 1000 Growth Index.

Returns, however, were not evenly distributed. The energy sector in the Russell 2000 Growth Index returned 51%, with the next best major sector - basic industry/capital goods - returning 29%. Consumer-related sectors pulled up the rear, with low single-digit returns in response to the adverse effect of high energy prices and interest rates on consumer spending (source: Bloomberg).

Q: How did the Fund perform during this sometimes chaotic period?

A: The Delaware Small Cap Growth Fund returned 10.70% at net asset value and 4.33% at maximum offer price. Both figures represent Class A shares with all distributions reinvested for the year ending June 30, 2006 and trailed the Russell 2000 Growth Index for the same period. For complete annualized performance, see the table on page 4.

The Fund benefited from strong performance in the basic industry/capital goods, financial, technology, and energy sectors. These gains were hindered somewhat by negative stock selection in consumer-related sectors.

Q: Could you break down the results and discuss factors that influenced the Fund's returns?

A: The principal source of the performance deficit versus the Russell 2000 Growth Index was the balance of our investments in specific sectors - primarily light positions in energy and basic industry/capital goods, and heavy positions in consumer-related sectors. The vast majority of this negative impact was felt early in the period. Throughout the fiscal year, our adjustments to the allocations of our investments in these sectors versus others brought the Fund closer in line with the benchmark index.

Q: What were the most significant performers this period?

A: The top 10 contributors to performance in the Fund over the past fiscal year came from 5 different sectors, with technology accounting for 4 of the 10. Akamai Technologies continued to benefit from its success in the area of Internet content and process delivery. Lincoln Electric Holdings rose significantly as industrial spending boosted sales of its welding and cutting equipment. Other strong contributors included Amylin Pharmaceuticals, which marked notable returns before we sold it to take advantage of these gains, and Conceptus, which was up strongly as utilization of its permanent contraceptive implant gained stronger footing.

(1) "Beta" is short for "beta coefficient," a measure of the volatility of a security or portfolio compared to the market in general.


                                                               (continues)     1

Portfolio management review

Delaware Small Cap Growth Fund

Q: Which were the least productive stocks in the Fund?

A: Although technology and healthcare accounted for 6 of the top 10 contributors, these sectors also accounted for 6 of the bottom 10. The biggest single detractor was specialty retailer Urban Outfitters, down significantly on weak sales. Encysive Pharmaceuticals, a holding later sold by the Fund, fell by more than half after approval for its drug to treat pulmonary arterial hypertension was delayed. Anadys Pharmaceuticals, one of the portfolio's top performers in the first quarter of the fiscal year, halted trials on its experimental drug for hepatitis C, sending the stock plunging. In technology, Ixia saw its share price drop as it announced a capital-spending initiative that exceeded expectations.

Q: How did you respond to less-than-benchmark performance in the Fund?

A: Generally, we attempted to improve the portfolio's overall quality by evaluating potential holdings in a variety of sectors and buying new stocks that we believe were selling at attractive prices. Simultaneously, we sold stocks that appeared unable to sustain long-term growth.

We selectively added to the energy sector, increasing its weighting more so than has generally been typical for the Fund. Our investment in healthcare was also more extensive than the index at the end of the fiscal year, with a concentration in biotech/specialty pharma stocks. Demand for new drugs and medical devices seems strong and appears to be getting stronger as the baby boom asserts its influence.

Our focus, therefore, is on developing an in-depth understanding of the efficacy and potential market for drugs and products that are entering the market or gaining market share, as well as those still in the approval process. We believe these stocks have long-term return potential, despite what we see as temporary volatility and uncertainty among investors. We witnessed this last year as the sector struggled in the wake of health-related concerns about specific drugs, only to rebound strongly in the second half of the year. We took profits in many of these positions in late 2005 and early 2006.

Now, again, we are taking advantage of perceived low valuations to rebuild our positions although, during the fiscal year just closed, our positions in biotech and specialty pharma hurt our performance versus the benchmark index.

________________________________________________________________________________

Your fund managers
________________________________________________________________________________

Marshall T. Bassett joined Delaware Investments in 1997. He leads the firm's Emerging Growth Equity team, which focuses on small-, mid-, and smid-cap investment products and strategies. Prior to taking over leadership of the Emerging Growth Equity team, Mr. Bassett spent eight years as a portfolio manager and analyst, focusing on consumer and retail stocks in the growth area. From 1989 to 1997, he worked at Morgan Stanley Asset Management Group, most recently as a vice president of the Emerging Growth group. He received his MBA from the Fuqua School of Business at Duke University.

Steven G. Catricks, CFA, joined Delaware Investments in 2001. He handles research and analysis in the technology sector for the firm's Emerging Growth Equity team. Previously, he was an equity analyst at BlackRock Financial from 1999 to 2000, where he specialized in small-capitalization growth stocks. He also worked as a systems engineer at Dow Jones/Factiva, and as a senior systems engineer at GE Aerospace/Lockheed Martin. Mr. Catricks holds a master's degree in engineering from the University of Pennsylvania.

Barry S. Gladstein, CFA, joined Delaware Investments in 1995. He is responsible for providing oversight and research to the firm's Emerging Growth Equity team. Prior to joining Delaware Investments, he was director of operational planning at CIGNA Corporation from 1991 to 1995 and a senior accountant with Arthur Young. He holds a bachelor's degree from Binghamton University and an MBA from The Wharton School of the University of Pennsylvania.

Christopher M. Holland, who joined Delaware Investments in 2001, is a portfolio manager in the business services sector of the firm's Emerging Growth Equity team. Prior to joining Delaware Investments, Mr. Holland worked for three years as a municipal fixed income analyst at BlackRock and in private client services at J.P. Morgan Chase for another year. Mr. Holland holds an MBA with a concentration in finance from Villanova University.

Steven T. Lampe, CPA, who joined Delaware Investments in 1995, is a portfolio manager in the business and financial services and healthcare sectors of the Emerging Growth Equity team. He previously served as a manager at Pricewaterhouse, specializing in financial services firms. Mr. Lampe earned an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania.

Matthew Todorow, CFA, joined Delaware Investments in December 2003. His primary portfolio management responsibilities for the firm's Emerging Growth Equity team are in healthcare, a sector he has covered since 1997. Prior to joining Delaware Investments, he served as an executive director for Morgan Stanley Investment Management and was a portfolio manager for its small/mid-cap group. Mr. Todorow holds an MBA from the University of Georgia's Terry College of Business.

Rudy D. Torrijos III joined Delaware Investments in July 2005, where he serves as a portfolio manager with a focus on the technology sector for the firm's Emerging Growth Equity team. He spent the prior two years as a technology analyst at Fiduciary Trust, where he was responsible for sector management of technology stocks for small-cap equity products. From 1997 to 2002 he worked for Neuberger Berman Growth Group. Mr. Torrijos attended Harvard University, where he graduated with a bachelor's degree in applied mathematics/economics.

Lori P. Wachs, CFA, joined Delaware Investments in 1992. She is a portfolio manager and analyst for the consumer sector in the firm's Emerging Growth Equity group. She joined Delaware Investments after serving in the equity-risk arbitrage department of Goldman Sachs from 1990 to 1992. She holds a bachelor's degree in economics from The Wharton School of the University of Pennsylvania.

Performance summary

Delaware Small Cap Growth Fund

Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. You should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. The Delaware Small Cap Growth Fund prospectus contains this and other important information about the Fund. Please request a prospectus by calling 800 523-1918 or by visiting our Web site at www.delawareinvestments.com. Read it carefully before you invest or send money. Performance includes reinvestment of all distributions and is subject to change.

Fund Performance

Average Annual Total Returns
Through June 30, 2006                         1 Year     Lifetime
________________________________________________________________________________

Class A (Est. 7/31/01)
Excluding Sales Charge                       +10.70%       +8.43%
Including Sales Charge                        +4.33%       +7.12%
________________________________________________________________________________

Class B (Est. 7/31/01)
Excluding Sales Charge                        +9.87%       +7.67%
Including Sales Charge                        +5.87%       +7.33%
________________________________________________________________________________

Class C (Est. 7/31/01)
Excluding Sales Charge                        +9.87%       +7.67%
Including Sales Charge                        +8.87%       +7.67%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Fund offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% and have an annual distribution and service fee of up to 0.30%. The distributor has contracted to limit this amount to 0.25% through October 31, 2006.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

The average annual total return for the one-year and lifetime periods ended June 30, 2006 for Delaware Small Cap Growth Fund's Class R shares were 10.41% and 11.19%, respectively. Class R shares were first made available on June 2, 2003 and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60%. As of August 1, 2005, the distributor had contracted to limit this amount to 0.50% through October 31, 2006.

The average annual total returns for the one-year and lifetime periods ended June 30, 2006 for Delaware Small Cap Growth Fund's Institutional Class were 10.87% and 8.65%, respectively. The Institutional Class shares were first made available on July 31, 2001 and are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

An expense limitation was in effect for all classes of Delaware Small Cap Growth Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.

Nasdaq Institutional Class symbol:   DSCIX
Nasdaq Class R symbol:               DSCRX

Fund basics

As of June 30, 2006

Fund objective
________________________________________________________________________________

The Fund seeks to provide long-term capital growth.
________________________________________________________________________________

Total Fund net assets
________________________________________________________________________________

$31 million
________________________________________________________________________________

Number of holdings
________________________________________________________________________________

82
________________________________________________________________________________

Fund start date
________________________________________________________________________________

July 31, 2001
________________________________________________________________________________

                                     Nasdaq symbols         CUSIPs
________________________________________________________________________________

Class A                              DSCAX                  246118301
Class B                              DSCBX                  246118400
Class C                              DSCCX                  246118509



Performance of a $10,000 Investment

July 31, 2001 (Fund's inception) through June 30, 2006


[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]


               Russell 2000 Growth Index      Delaware Small Cap Growth Fund -
                                                     Class A Shares

07/31/01                 $10,000                      $9,425
12/31/01                 $10,140                      $9,958
06/30/02                  $9,663                      $9,015
12/31/02                  $8,063                      $8,427
06/30/03                  $9,505                     $10,168
12/31/03                 $11,873                     $11,897
06/30/04                 $12,676                     $12,485
12/31/04                 $14,049                     $13,257
06/30/05                 $13,873                     $12,673
12/31/05                 $14,689                     $13,616
06/30/06                 $15,895                     $14,029


Chart assumes $10,000 invested on July 31, 2001 and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Performance of other Fund classes will vary due to different charges and expenses. Returns plotted on the chart were as of the last day of each month shown. The Russell 2000 Growth Index is an unmanaged index that generally tracks the performance of those stocks in the Russell 2000 Index that have higher price-to-book ratios and higher forecasted growth values. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results. The performance graph does not reflect the deduction of taxes the shareholder would pay on Fund distribution or redemption of Fund shares. An expense limitation was in effect for Class A of Delaware Small Cap Growth Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.

Disclosure of Fund expenses

For the period January 1, 2006 to June 30, 2006

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2006 to June 30, 2006.

Actual Expenses

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Small Cap Growth Fund
Expense Analysis of an Investment of $1,000

                                                                      Expenses
                           Beginning     Ending                      Paid During
                            Account      Account     Annualized         Period
                             Value        Value       Expense         1/1/06 to
                            1/1/06       6/30/06       Ratios          6/30/06*
________________________________________________________________________________

Actual Fund Return

Class A                    $1,000.00    $1,030.30      1.60%           $ 8.05
Class B                     1,000.00     1,025.90      2.35%            11.80
Class C                     1,000.00     1,025.90      2.35%            11.80
Class R                     1,000.00     1,027.90      1.85%             9.30
Institutional Class         1,000.00     1,030.00      1.35%             6.79
________________________________________________________________________________

Hypothetical 5% return (5% return before expenses)

Class A                    $1,000.00    $1,016.86      1.60%           $ 8.00
Class B                     1,000.00     1,013.14      2.35%            11.73
Class C                     1,000.00     1,013.14      2.35%            11.73
Class R                     1,000.00     1,015.62      1.85%             9.25
Institutional Class         1,000.00     1,018.10      1.35%             6.76
________________________________________________________________________________

*"Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Sector allocation

Delaware Small Cap Growth Fund

As of June 30, 2006

Sector designations may be different than the sector designations presented in other Fund materials.

                                                                 Percentage
Sector                                                          of Net Assets
________________________________________________________________________________

Common Stock                                                        95.73%

Basic Industry/Capital Goods                                         7.21%

Business Services                                                    5.08%

Consumer Durables                                                    0.90%

Consumer Non-Durables                                               12.84%

Consumer Services                                                    7.63%

Energy                                                               6.76%

Financials                                                          12.51%

Health Care                                                         20.02%

Technology                                                          20.71%

Transportation                                                       2.07%
________________________________________________________________________________

Federal Agency (Discount Notes)                                      4.87%
________________________________________________________________________________

Total Market Value of Securities                                   100.60%
________________________________________________________________________________

Liabilities Net of Receivables and Other Assets                     (0.60%)
________________________________________________________________________________

Total Net Assets                                                   100.00%
________________________________________________________________________________

Statement of net assets

Delaware Small Cap Growth Fund

June 30, 2006


                                                   Number of          Market
                                                    Shares            Value
________________________________________________________________________________

Common Stock - 95.73%
________________________________________________________________________________

Basic Industry/Capital Goods - 7.21%
   + Basin Water                                       9,600       $    96,192
   + Ceradyne                                          3,600           178,164
     Dynamic Materials                                16,100           543,053
     Lincoln Electric Holdings                        11,100           695,415
     Mine Safety Appliances                            3,600           144,720
   + NCI Building Systems                             10,800           574,236
                                                                   ___________

                                                                     2,231,780
                                                                   ___________
Business Services - 5.08%
   + Advisory Board                                    8,700           418,383
     FactSet Research Systems                          7,900           373,670
   + Portfolio Recovery Associates                    10,000           457,000
   + Resources Connection                             13,000           325,260
                                                                   ___________

                                                                     1,574,313
Consumer Durables - 0.90%                                          ___________

   + Williams Scotsman International                  12,700           277,368
                                                                   ___________

                                                                       277,368
Consumer Non-Durables - 12.84%                                     ___________

   + Carter's                                         21,200           560,316
   + Coach                                            21,600           645,840
   + Guitar Center                                     7,600           337,972
   + Gymboree                                         16,500           573,540
   + Hibbett Sporting Goods                           18,137           433,474
   + Hot Topic                                        13,800           158,838
   + Tractor Supply                                    6,500           359,255
   + Under Armour Class A                             16,500           703,230
   + Urban Outfitters                                 11,600           202,884
                                                                   ___________

                                                                     3,975,349
                                                                   ___________
Consumer Services - 7.63%
   + BJ's Restaurants                                 17,000           379,780
   + First Cash Financial Services                    30,500           602,375
   + Life Time Fitness                                 7,200           333,144
   + priceline.com                                    14,600           435,956
     Ruby Tuesday                                      8,700           212,367
   + Sonic                                            19,225           399,688
                                                                   ___________

                                                                     2,363,310
                                                                   ___________
Energy - 6.76%
   + Basic Energy Services                            16,500           504,405
     Carbo Ceramics                                    8,400           412,692
   + Input/Output                                     42,700           403,515
   + SEACOR Holdings                                   4,900           402,290
   + W-H Energy Services                               7,300           371,059
                                                                   ___________

                                                                     2,093,961
                                                                   ___________
Financials - 12.51%
     American Equity Investment Life                  12,900           137,514
   + Amerisafe                                        23,300           289,852
     Brookline Bancorp                                17,600           242,352
     Delphi Financial Group Class A                   19,050           692,658
   + Euronet Worldwide                                13,900           533,343
     Midwest Banc Holdings                            15,600           347,100
     RAIT Investment Trust                            14,300           417,560
   + Signature Bank                                   13,900           450,082
     Sterling Financial                                5,200           158,652
     Strategic Hotel Capital                          21,500           445,910
     United Fire & Casualty                            5,300           159,689
                                                                   ___________

                                                                     3,874,712
                                                                   ___________
Health Care - 20.02%
   + Align Technology                                 34,000           251,260
   + Anadys Pharmaceuticals                           23,900            69,788
   + Combinatorx                                      10,700            94,053
   + Conceptus                                        23,100           315,084
   + Conor Medsystems                                 10,900           300,731
   + CV Therapeutics                                  21,500           300,355
   + Digene                                           12,700           491,998
   + Immucor                                          19,912           382,908
   + Keryx Biopharmaceuticals                         24,000           340,800
   + MGI Pharma                                       27,100           582,650
   + Micrus Endovascular                              23,900           288,234
   + Nastech Pharmaceutical                           35,700           564,060
   + Nektar Therapeutics                              27,700           508,018
   + PDL BioPharma                                    21,500           395,815
   + Rigel Pharmaceuticals                            24,600           239,358
   + Telik                                            26,600           438,900
   + United Therapeutics                              11,000           635,470
                                                                   ___________

                                                                     6,199,482
                                                                   ___________
Technology - 20.71%
   + Akamai Technologies                              15,200           550,088
   + Cymer                                             7,400           343,804
   + ESCO Technologies                                 8,400           448,980
   + Hexcel                                           21,100           331,481
   + Informatica                                      31,700           417,172
   + Ixia                                             12,200           109,800
   + Marchex                                          13,900           228,377
   + Microsemi                                        19,000           463,220
   + O2Micro International ADR                        35,700           274,533
   + Polycom                                          21,800           477,856
   + Rackable Systems                                  7,700           304,073
   + SiRF Technology Holdings                          9,700           312,534
   + Symmetricom                                      40,600           287,042
   + Tessera Technologies                              9,500           261,250
   + TIBCO Software                                   44,800           315,840
   + Trident Microsystems                             10,200           193,596
   + Varian Semiconductor Equipment                    8,200           267,402
   + VeriFone Holdings                                18,700           569,976
   + Witness Systems                                  12,800           258,176
                                                                   ___________

                                                                     6,415,200
                                                                   ___________
Transportation - 2.07%
     Knight Transportation                            16,362           330,512
   + Universal Truckload Services                      9,100           310,583
                                                                   ___________

                                                                       641,095
                                                                   ___________

Total Common Stock (cost $23,440,830)                               29,646,570
                                                                   ___________

                                                   Principal          Market
                                                    Amount            Value
________________________________________________________________________________

^ Federal Agency (Discount Notes) - 4.87%
________________________________________________________________________________

    Fannie Mae 5.087% 7/10/06                     $1,220,000       $ 1,218,451
    Federal Home Loan Bank
        5.004% 7/3/06                                290,000           289,919
                                                                   ___________

Total Federal Agency (Discount Notes)

    (cost $1,508,370)                                                1,508,370
                                                                   ___________

Total Market Value of Securities - 100.60%

    (cost $24,949,200)                                              31,154,940

Liabilities Net of Receivables and
    Other Assets - (0.60%)                                            (184,434)
                                                                   ___________

Net Assets Applicable to 2,650,672 Shares
    Outstanding - 100.00%                                          $30,970,506
                                                                   ___________

Net Asset Value - Delaware Small Cap Growth Fund
    Class A ($14,940,906 / 1,257,070 Shares)                            $11.89
                                                                        ______
Net Asset Value - Delaware Small Cap Growth Fund
    Class B ($4,858,268 / 423,518 Shares)                               $11.47
                                                                        ______
Net Asset Value - Delaware Small Cap Growth Fund
    Class C ($9,494,817 / 827,665 Shares)                               $11.47
                                                                        ______
Net Asset Value - Delaware Small Cap Growth Fund
    Class R ($1,675,854 / 142,364 Shares)                               $11.77
                                                                        ______
Net Asset Value - Delaware Small Cap Growth Fund
    Institutional Class ($661 / 55 Shares)                              $12.02
                                                                        ______
Components of Net Assets at June 30, 2006:

Shares of beneficial interest
    (unlimited authorization - no par)                             $23,355,814
Accumulated net realized gain on investments                         1,408,952
Net unrealized appreciation of investments                           6,205,740
                                                                   ___________

Total net assets                                                   $30,970,506
                                                                   ___________

+Non-income producing security for the year ended June 30, 2006.
^Zero coupon security. The interest rate shown is the yield at the time of purchase.

ADR - American Depositary Receipts

Net Asset Value and Offering Price per Share -
    Delaware Small Cap Growth Fund

Net asset value Class A (A)                                             $11.89
Sales charge (5.75% of offering price) (B)                                0.73
                                                                        ______

Offering price                                                          $12.62
                                                                        ______

(A) Net asset value per share, as illustrated, is the amount which would be paid upon the redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statement of operations

Delaware Small Cap Growth Fund

Year Ended June 30, 2006


Investment Income:

     Dividends                                                                         $ 78,951
     Interest                                                                            78,448      $  157,399
                                                                                       ________      __________
Expenses:

     Management fees                                                                    326,400
     Distribution expenses - Class A                                                     46,973
     Distribution expenses - Class B                                                     57,593
     Distribution expenses - Class C                                                     95,334
     Distribution expenses - Class R                                                      9,981
     Dividend disbursing and transfer agent fees and expenses                           165,499
     Registration fees                                                                   62,298
     Reports and statements to shareholders                                              25,522
     Legal and professional fees                                                         13,422
     Accounting and administration expenses                                              13,165
     Custodian fees                                                                       7,794
     Trustees' fees                                                                       1,771
     Insurance fees                                                                         791
     Pricing fees                                                                           664
     Taxes (other than taxes on income)                                                     123
     Other                                                                                5,214         832,544
                                                                                       ________
     Less expenses absorbed or waived                                                                  (178,802)
     Less waived distribution expenses - Class A                                                         (7,829)
     Less waived distribution expenses - Class R                                                         (1,520)
     Less expense paid indirectly                                                                        (3,398)
                                                                                                     __________

     Total operating expenses                                                                           640,995
                                                                                                     __________

Net Investment Loss                                                                                    (483,596)
                                                                                                     __________

Net Realized and Unrealized Gain on Investments:

     Net realized gain on investments                                                                 3,024,337
     Net change in unrealized appreciation/depreciation of investments                                  481,363
                                                                                                     __________

Net Realized and Unrealized Gain on Investments                                                       3,505,700
                                                                                                     __________

Net Increase in Net Assets Resulting from Operations                                                 $3,022,104
                                                                                                     __________

See accompanying notes

Statements of changes in net assets

Delaware Small Cap Growth Fund


                                                                                                            Year Ended
                                                                                                      6/30/06         6/30/05
Increase (Decrease) in Net Assets from Operations:

     Net investment loss                                                                           $  (483,596)     $  (577,213)
     Net realized gain on investments                                                                3,024,337          456,379
     Net change in unrealized appreciation/depreciation of investments                                 481,363         (135,008)
                                                                                                   ___________      ___________

     Net increase (decrease) in net assets resulting from operations                                 3,022,104         (255,842)
                                                                                                   ___________      ___________
Dividends and Distributions to Shareholders from:
     Net realized gain on investments:
          Class A                                                                                     (765,395)        (253,833)
          Class B                                                                                     (299,729)         (50,236)
          Class C                                                                                     (474,449)         (60,726)
          Class R                                                                                      (80,192)          (8,920)
          Institutional Class                                                                              (32)         (12,828)
                                                                                                   ___________      ___________

                                                                                                    (1,619,797)        (386,543)
                                                                                                   ___________      ___________
Capital Share Transactions:

     Proceeds from shares sold:
          Class A                                                                                    8,685,927        8,812,083
          Class B                                                                                      944,126        1,388,654
          Class C                                                                                    2,800,963        3,891,066
          Class R                                                                                    1,171,549        1,044,715
          Institutional Class                                                                                -            3,786

     Net asset value of shares issued upon reinvestment of dividends and distributions:
          Class A                                                                                      659,402          228,934
          Class B                                                                                      280,469           48,008
          Class C                                                                                      403,966           57,837
          Class R                                                                                       59,821            8,907
          Institutional Class                                                                               32           12,828
                                                                                                   ___________      ___________

                                                                                                    15,006,255       15,496,818
                                                                                                   ___________      ___________
     Cost of shares repurchased:
          Class A                                                                                   (9,153,145)     (19,361,134)
          Class B                                                                                   (2,078,892)        (859,631)
          Class C                                                                                   (2,600,745)      (1,466,546)
          Class R                                                                                   (1,200,872)        (276,043)
          Institutional Class                                                                           (7,444)      (1,227,988)
                                                                                                   ___________      ___________

                                                                                                   (15,041,098)     (23,191,342)
                                                                                                   ___________      ___________

Decrease in net assets derived from capital share transactions                                         (34,843)      (7,694,524)
                                                                                                   ___________      ___________

Net Increase (Decrease) in Net Assets                                                                1,367,464       (8,336,909)

Net Assets:

Beginning of year                                                                                   29,603,042       37,939,951
                                                                                                   ___________      ___________

End of year (there was no undistributed net investment income at either year end)                  $30,970,506      $29,603,042
                                                                                                   ___________      ___________

See accompanying notes

Financial highlights

Delaware Small Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                                            Year Ended                   7/31/01 (1)
                                                                           ____________________________________________      to

                                                                           6/30/06     6/30/05     6/30/04     6/30/03     6/30/02
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                       $11.300     $11.260     $ 9.170      $8.130     $8.500

Income (loss) from investment operations:

Net investment loss (2)                                                     (0.134)     (0.138)     (0.105)     (0.083)    (0.059)
Net realized and unrealized gain (loss) on investments                       1.325       0.291       2.195       1.123     (0.311)
                                                                           _______     _______     _______      ______     ______

Total from investment operations                                             1.191       0.153       2.090       1.040     (0.370)
                                                                           _______     _______     _______      ______     ______

Less dividends and distributions from:

Net realized gain on investments                                            (0.601)     (0.113)          -           -          -
                                                                           _______     _______     _______      ______     ______

Total dividends and distributions                                           (0.601)     (0.113)          -           -          -
                                                                           _______     _______     _______      ______     ______

Net asset value, end of period                                             $11.890     $11.300     $11.260      $9.170     $8.130
                                                                           _______     _______     _______      ______     ______

Total return (3)                                                            10.70%       1.51%      22.79%      12.79%     (4.35%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                    $14,941     $14,045     $25,035      $3,586     $1,130
Ratio of expenses to average net assets                                      1.60%       1.65%       1.60%       1.60%      1.60%
Ratio of expenses to average net assets prior to expense limitation
     and expenses paid indirectly                                            2.20%       1.97%       1.95%       3.14%      6.34%
Ratio of net investment loss to average net assets                          (1.12%)     (1.29%)     (0.99%)     (1.08%)    (0.77%)
Ratio of net investment loss to average net assets prior to expense
     limitation and expenses paid indirectly                                (1.72%)     (1.61%)     (1.34%)     (2.62%)    (5.51%)

Portfolio turnover                                                             78%         87%         79%         60%       138%
____________________________________________________________________________________________________________________________________

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset  value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Small Cap Growth Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                                            Year Ended                   7/31/01 (1)
                                                                           ____________________________________________      to

                                                                           6/30/06     6/30/05     6/30/04     6/30/03     6/30/02
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                       $11.000     $11.050     $ 9.070      $8.100     $8.500

Income (loss) from investment operations:

Net investment loss (2)                                                     (0.221)     (0.217)     (0.184)     (0.140)    (0.118)

Net realized and unrealized gain (loss) on investments                       1.292       0.280       2.164       1.110     (0.282
                                                                           _______     _______     _______      ______     ______

Total from investment operations                                             1.071       0.063       1.980       0.970     (0.400)
                                                                           _______     _______     _______      ______     ______

Less dividends and distributions from:

Net realized gain on investments                                            (0.601)     (0.113)          -           -          -
                                                                           _______     _______     _______      ______     ______

Total dividends and distributions                                           (0.601)     (0.113)          -           -          -
                                                                           _______     _______     _______      ______     ______

Net asset value, end of period                                             $11.470     $11.000     $11.050      $9.070     $8.100
                                                                           _______     _______     _______      ______     ______

Total return (3)                                                             9.87%       0.71%      21.83%      11.98%     (4.71%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                     $4,858      $5,448      $4,844      $2,460       $783
Ratio of expenses to average net assets                                      2.35%       2.40%       2.35%       2.35%      2.35%
Ratio of expenses to average net assets prior to expense limitation
     and expenses paid indirectly                                            2.90%       2.67%       2.65%       3.85%      7.09%
Ratio of net investment loss to average net assets                          (1.87%)     (2.04%)     (1.74%)     (1.83%)    (1.52%)
Ratio of net investment loss to average net assets prior to expense
     limitation and expenses paid indirectly                                (2.42%)     (2.31%)     (2.04%)     (3.33%)    (6.26%)
Portfolio turnover                                                             78%         87%         79%         60%       138%
____________________________________________________________________________________________________________________________________

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes


                                                              (continues)     13

Financial highlights

Delaware Small Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                                            Year Ended                   7/31/01 (1)
                                                                           ____________________________________________      to

                                                                           6/30/06     6/30/05     6/30/04     6/30/03     6/30/02
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                       $11.000     $11.050     $ 9.070      $8.100     $8.500

Income (loss) from investment operations:

Net investment loss (2)                                                     (0.221)     (0.217)     (0.184)     (0.140)    (0.117)
Net realized and unrealized gain (loss) on investments                       1.292       0.280       2.164       1.110     (0.283)
                                                                           _______     _______     _______      ______     ______

Total from investment operations                                             1.071       0.063       1.980       0.970     (0.400)
                                                                           _______     _______     _______      ______     ______

Less dividends and distributions from:

Net realized gain on investments                                            (0.601)     (0.113)          -           -          -
                                                                           _______     _______     _______      ______     ______

Total dividends and distributions                                           (0.601)     (0.113)          -           -          -
                                                                           _______     _______     _______      ______     ______

Net asset value, end of period                                             $11.470     $11.000     $11.050      $9.070     $8.100
                                                                           _______     _______     _______      ______     ______

Total return (3)                                                             9.87%       0.71%      21.83%      11.98%     (4.71%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                     $9,495      $8,527      $6,000      $2,033       $795
Ratio of expenses to average net assets                                      2.35%       2.40%       2.35%       2.35%      2.35%
Ratio of expenses to average net assets prior to expense limitation
     and expenses paid indirectly                                            2.90%       2.67%       2.65%       3.85%      7.09%
Ratio of net investment loss to average net assets                          (1.87%)     (2.04%)     (1.74%)     (1.83%)    (1.52%)
Ratio of net investment loss to average net assets prior to expense
     limitation and expenses paid indirectly                                (2.42%)     (2.31%)     (2.04%)     (3.33%)    (6.26%)
Portfolio turnover                                                             78%         87%         79%         60%       138%
____________________________________________________________________________________________________________________________________

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Small Cap Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                                                 Year Ended              6/2/03 (1)
                                                                                       _______________________________       to

                                                                                       6/30/06     6/30/05     6/30/04     6/30/03
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                                   $11.220     $11.220     $ 9.170     $9.040

Income (loss) from investment operations:

Net investment loss (2)                                                                 (0.164)     (0.176)     (0.144)    (0.003)
Net realized and unrealized gain on investments                                          1.315       0.289       2.194      0.133
                                                                                       _______     _______     _______     ______

Total from investment operations                                                         1.151       0.113       2.050      0.130
                                                                                       _______     _______     _______     ______

Less dividends and distributions from:

Net realized gain on investments                                                        (0.601)     (0.113)          -          -
                                                                                       _______     _______     _______     ______

Total dividends and distributions                                                       (0.601)     (0.113)          -          -
                                                                                       _______     _______     _______     ______

Net asset value, end of period                                                         $11.770     $11.220     $11.220     $9.170
                                                                                       _______     _______     _______     ______

Total return (3)                                                                        10.41%       1.15%      22.36%      1.44%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                                 $1,676      $1,575        $774         $-
Ratio of expenses to average net assets                                                  1.85%       2.00%       1.95%      1.95%
Ratio of expenses to average net assets prior to expense limitation
     and expenses paid indirectly                                                        2.50%       2.27%       2.25%      5.93%
Ratio of net investment loss to average net assets                                      (1.37%)     (1.64%)     (1.34%)    (1.09%)
Ratio of net investment loss to average net assets prior to expense
     limitation and expenses paid indirectly                                            (2.02%)     (1.91%)     (1.64%)    (5.07%)
Portfolio turnover                                                                         78%         87%         79%        60%
____________________________________________________________________________________________________________________________________

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes


                                                              (continues)     15

Financial highlights

Delaware Small Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                                            Year Ended                   7/31/01 (1)
                                                                           ____________________________________________      to

                                                                           6/30/06     6/30/05     6/30/04     6/30/03     6/30/02
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                       $11.400     $11.330     $ 9.210      $8.140     $8.500

Income (loss) from investment operations:

Net investment loss (2)                                                     (0.103)     (0.111)     (0.079)     (0.063)    (0.040)
Net realized and unrealized gain (loss) on investments                       1.324       0.294       2.199       1.133     (0.320)
                                                                           _______     _______     _______      ______     ______

Total from investment operations                                             1.221       0.183       2.120       1.070     (0.360)
                                                                           _______     _______     _______      ______     ______

Less dividends and distributions from:

Net realized gain on investments                                            (0.601)     (0.113)          -           -          -
                                                                           _______     _______     _______      ______     ______

Total dividends and distributions                                           (0.601)     (0.113)          -           -          -
                                                                           _______     _______     _______      ______     ______

Net asset value, end of period                                             $12.020     $11.400     $11.330      $9.210     $8.140
                                                                           _______     _______     _______      ______     ______

Total return (3)                                                            10.87%       1.76%      23.02%      13.14%     (4.24%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                         $1          $8      $1,287      $2,169     $1,915
Ratio of expenses to average net assets                                      1.35%       1.40%       1.35%       1.35%      1.35%
Ratio of expenses to average net assets prior to expense limitation
     and expenses paid indirectly                                            1.90%       1.67%       1.65%       2.85%      6.09%
Ratio of net investment loss to average net assets                          (0.87%)     (1.04%)     (0.74%)     (0.83%)    (0.52%)
Ratio of net investment loss to average net assets prior to expense
     limitation and expenses paid indirectly                                (1.42%)     (1.31%)     (1.04%)     (2.33%)    (5.26%)
Portfolio turnover                                                             78%         87%         79%         60%       138%
____________________________________________________________________________________________________________________________________

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager.
    Performance would have been lower had the expense limitation not been in effect.


See accompanying notes

Notes to financial statements

Delaware Small Cap Growth Fund

June 30, 2006

Delaware Group Equity Funds III (the "Trust") is organized as a Delaware statutory trust and offers three series: Delaware American Services Fund, Delaware Small Cap Growth Fund, and Delaware Trend Fund. These financial statements and the related notes pertain to Delaware Small Cap Growth Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. The investment objective of the Fund is to seek to provide long-term capital growth.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Equity securities, except those traded on the Nasdaq
Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by a Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $12,624 for the year ended June 30, 2006. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 1.00% on the first $250 million of average daily net assets of the Fund, 0.90% on the next $250 million, and 0.75% on average daily net assets in excess of $500 million.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 1.35% of average daily net assets of the Fund through October 31, 2006.


                                                              (continues)     17

Notes to financial statements

Delaware Small Cap Growth Fund

2. Investment Management, Administration
Agreements and Other Transactions with Affiliates (continued)

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund's average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. DDLP has contracted to waive distribution and service fees through October 31, 2006 in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets. Effective August 1, 2005, DDLP has contracted to limit distribution and service fees through October 31, 2006 for Class R shares to no more than 0.50% of average daily net assets. Institutional Class shares pay no distribution and services expenses.

At June 30, 2006, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                    $9,173
Dividend disbursing, transfer agent, accounting
     and administration fees and other expenses
     payable to DSC                                         12,650
Distribution fee payable to DDLP                            15,344
Other expenses payable to DMC and affiliates*                3,765

   * DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.


As provided in the investment management agreement, the Fund bears the cost of certain legal services, including internal legal services provided to the Fund by DMC employees. For the year ended June 30, 2006, the Fund was charged $1,673 for internal legal services provided by DMC.

For the year ended June 30, 2006, DDLP earned $9,210 for commissions on sales of the Fund's Class A shares. For the year ended June 30, 2006, DDLP received gross contingent deferred sales charge commissions of $21,671 and $672 on redemption of the Fund's Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. Class A shares received no contingent deferred sales charge commissions during the fiscal year.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the year ended June 30, 2006, the Fund made purchases of $23,902,795 and sales of $25,817,343 of investment securities other than short-term investments.

At June 30, 2006, the cost of investments for federal income tax purposes was $25,113,621. At June 30, 2006, net unrealized appreciation was $6,041,319 of which $7,261,780 related to unrealized appreciation of investments and $1,220,461 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends paid during the years ended June 30, 2006 and 2005 was as follows:

                                                Year Ended
                                          6/30/06         6/30/05
Long-term capital gain                  $1,619,797       $386,543

As of June 30, 2006, the components of net assets on a tax basis were as follows:

Shares of beneficial interest                       $23,355,814
Undistributed long-term capital gain                  1,573,373
Unrealized appreciation of investments                6,041,319
                                                    ___________

Net assets                                          $30,970,506
                                                    ___________

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the year ended June 30, 2006, the Fund recorded the following reclassifications:

Accumulated net investment loss                 $ 483,596
Paid-in-capital                                  (171,708)
Accumulated net realized gain (loss)             (311,888)

5. Capital Shares

Transactions in capital shares were as follows:

                                                 Year Ended
                                           6/30/06        6/30/05
Shares sold:
     Class A                               711,490        810,785
     Class B                                80,803        133,114
     Class C                               239,332        366,189
     Class R                                95,727         96,107
     Institutional Class                         -            355

                                                Year Ended
                                         6/30/06          6/30/05
Shares issued upon reinvestment of
     dividends and distributions:
     Class A                                56,394         23,242
     Class B                                24,738          4,975
     Class C                                35,605          5,994
     Class R                                 5,151            908
     Institutional Class                         3          1,294
                                       ___________    ___________

                                         1,249,243      1,442,963
                                       ___________    ___________

Shares repurchased:
     Class A                              (753,854)    (1,814,688)
     Class B                              (177,182)       (81,253)
     Class C                              (222,110)      (140,289)
     Class R                               (98,852)       (25,636)
     Institutional Class                      (650)      (114,538)
                                       ___________    ___________

                                        (1,252,648)    (2,176,404)
                                       ___________    ___________

Net decrease                                (3,405)      (733,441)
                                       ___________    ___________

For the years ended June 30, 2006 and 2005, 14,159 Class B shares were converted to 13,721 Class A shares valued at $163,783 and 2,090 Class B shares were converted to 2,039 Class A shares valued at $23,304, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. Line of Credit

The Fund, along with certain other funds in the Delaware Investments(R)
Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of June 30, 2006, or at any time during the fiscal year.

7. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

9. Tax Information (Unaudited)

The information set forth below is for the Fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended June 30, 2006, the Fund designates distributions paid during the year as follows:

       (A)              (B)
    Long-Term        Ordinary
  Capital Gains       Income            Total             (C)
  Distributions    Distributions    Distributions     Qualifying
   (Tax Basis)      (Tax Basis)      (Tax Basis)     Dividends (1)
________________  _______________  _______________  _______________
       100%              -               100%              -

(A) and (B) are based on a percentage of the Fund's total distributions.

(C) is based on a percentage of the Fund's ordinary income distributions of the Fund.

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

Report of independent
registered public accounting firm

To the Shareholders and Board of Trustees
Delaware Group Equity Funds III - Delaware Small Cap Growth Fund

We have audited the accompanying statement of net assets of Delaware Small Cap Growth Fund (one of the series constituting Delaware Group Equity Funds III) (the "Fund") as of June 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Small Cap Growth Fund of Delaware Group Equity Funds III at June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


/s/ Ernst and Young LLP

Philadelphia, Pennsylvania
August 9, 2006

Other Fund information

Delaware Small Cap Growth Fund

Board Consideration of Delaware Small Cap Growth Fund Investment Advisory Agreement

At a meeting held on May 17-18, 2006 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Small Cap Growth Fund (the "Fund"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Fund performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board considered independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Board also considered industry comparative information presented by representatives from Lipper. The Lipper reports compared the Fund's investment performance and expenses with those of other comparable mutual funds. The Board also received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC's ability to fully invest in accordance with Fund policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Mr. Driscoll, then Chairman of the Delaware Investments(R) Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

Nature, Extent and Quality of Service. Consideration was given to the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Fund's investment advisor and management's efforts to strengthen and deepen portfolio management teams during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc. ("DSC"), noting DSC's commitment to maintain a high level of service in keeping with its past receipt of the DALBAR Pyramid Award, and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. Additionally, the Board noted the extent of benefits provided to Fund shareholders for being part of the Delaware Investments Family of Funds, including the privilege to exchange investments between the same class of shares of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board considered the investment performance of DMC and the Fund. The Board was pleased with DMC's investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the best performance is ranked first, and a fund with the poorest performance is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one and three year periods ended January 31, 2006. The Board noted its objective that the Fund's performance be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board's view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional small cap growth funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one and three year periods was in the third quartile. In evaluating the Fund's performance, the Board considered the transitions in the Fund's portfolio management team that took place in 2005. The Board was satisfied that management was taking effective action to improve Fund performance and meet the Board's performance objective.

                                                              (continues)     21

Delaware Small Cap Growth Fund

Board Consideration of Delaware Small Cap Growth Fund Investment Advisory Agreement (continued)

Comparative Expenses. The Board considered expense data for the Delaware Investments(R) Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund. The Board focused particularly on the comparative analysis of the management fees and total expense ratios of the Fund and the management fees and expense ratios of a group of similar funds as selected by Lipper (the "Expense Group"). In reviewing comparative costs, the Fund's contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Fund's total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and compared total expenses including 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Fund's total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board's view of such expenses.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments(R) Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. The Board did not find that the level of profits realized by Delaware Investments from the relationships with the Fund and the Delaware Investments Family of Funds required negotiation of reduction of fees.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund's assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Fund's management contract did not fall within the standard structure. Management explained that, given the micro-cap orientation of the Fund, management believed it was appropriate to institute a higher fee than that provided in the standard structure. Nonetheless, although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

Board of trustees/directors and officers addendum

Delaware Investments(R) Family of Funds

A mutual fund is governed by a Board of Trustees/Directors ("Trustees"), which has oversight responsibility for the management of a fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

                                                                                                  Number of
                                                                                                 Porfolios in           Other
       Name,                                                                                     Fund Complex       Directorships
      Address,         Position(s) Held         Length of            Principal Occupation(s)     Overseen by           Held by
   and Birth Date        with Fund(s)          Time Served             During Past 5 Years    Trustee or Officer  Trustee or Officer
____________________________________________________________________________________________________________________________________

Interested Trustees
____________________________________________________________________________________________________________________________________

 Patrick P. Coyne (1)      Chairman,       Chairman and Trustee      Mr. Coyne has served in           82                None
 2005 Market Street        President,      since August 16, 2006  various executive capacities
  Philadelphia, PA      Chief Executive                              at different times at
        19103            Officer, and          President and        Delaware Investments. (2)
                            Trustee      Chief Executive Officer
    April 14, 1963                         since August 1, 2006
____________________________________________________________________________________________________________________________________

Independent Trustees
____________________________________________________________________________________________________________________________________

  Thomas L. Bennet          Trustee               Since                Private Investor -              82                None
  2005 Market Street                           March 2005             (March 2004-Present)
   Philadelphia, PA
         19103                                                        Investment Manager -
                                                                      Morgan Stanley & Co.
   October 4, 1947                                                 (January 1984-March 2004)
____________________________________________________________________________________________________________________________________

     John A. Fry            Trustee               Since                   President -                  82              Director -
  2005 Market Street                           January 2001        Franklin & Marshall College                      Community Health
   Philadelphia, PA                                                   (June 2002-Present)                               Systems
         19103
                                                                   Executive Vice President -                          Director -
     May 28, 1960                                                  University of Pennsylvania                        Allied Barton
                                                                     (April 1995-June 2002)                        Security Holdings
____________________________________________________________________________________________________________________________________

   Anthony D. Knerr         Trustee               Since                  Founder and                   82                None
  2005 Market Street                           April 1990              Managing Director -
  Philadelphia, PA                                                 Anthony Knerr & Associates
        19103                                                        (Strategic Consulting)
                                                                         (1990-Present)
  December 7, 1938
____________________________________________________________________________________________________________________________________

  Lucinda S. Landreth       Trustee               Since            Chief Investment Officer -          82                None
  2005 Market Street                           March 2005                Assurant, Inc.
  Philadelphia, PA                                                         (Insurance)
        19103                                                              (2002-2004)

    June 24, 1947
____________________________________________________________________________________________________________________________________

     Ann R. Leven           Trustee               Since                     Owner -                    82         Director and Audit
  2005 Market Street                          September 1989            ARL Associates,                               Committee
  Philadelphia, PA                                                   Financial and Strategic                         Chairperson -
        19103                                                             Consultants                                 Andy Warhol
                                                                        (1983-Present)                                Foundation

   November 1, 1940                                                                                               Director and Audit
                                                                                                                  Committee Member -
                                                                                                                    Systemax, Inc.

____________________________________________________________________________________________________________________________________


                                                              (continues)     23

                                                                                                  Number of
                                                                                                 Porfolios in          Other
       Name,                                                                                     Fund Complex      Directorships
      Address,         Position(s) Held         Length of            Principal Occupation(s)     Overseen by         Held by
   and Birth Date        with Fund(s)          Time Served             During Past 5 Years    Trustee or Officer  Trustee or Officer
____________________________________________________________________________________________________________________________________

Independent Trustees (continued)
____________________________________________________________________________________________________________________________________

  Thomas F. Madison        Trustee                Since                   President and                82             Director -
 2005 Market Street                              May 1999          Chief Executive Officer -                         Banner Health
 Philadelphia, PA                                                      MLM Partners, Inc.
       19103                                                        (Small Business Investing                         Director -
                                                                         and Consulting)                          CenterPoint Energy
  February 25, 1936                                                  (January 1993-Present)
                                                                                                                  Director and Audit
                                                                                                                  Committee Member -
                                                                                                                    Digital River,
                                                                                                                         Inc.

                                                                                                                  Director and Audit
                                                                                                                  Committee Member -
                                                                                                                        Rimage
                                                                                                                     Corporation

                                                                                                                  Director - Valmont
                                                                                                                   Industries, Inc.
____________________________________________________________________________________________________________________________________

   Janet L. Yeomans        Trustee                Since                  Vice President                82                None
  2005 Market Street                            April 1999           (January 2003-Present)
  Philadelphia, PA                                                       and Treasurer
        19103                                                        (January 2006-Present)
                                                                         3M Corporation
   July 31, 1948
                                                                      Ms. Yeomans has held
                                                                  various management positions
                                                                  at 3M Corporation since 1983.
____________________________________________________________________________________________________________________________________

  J. Richard Zecher        Trustee                Since                     Founder -                  82         Director and Audit
  2005 Market Street                            March 2005             Investor Analytics                         Committee Member -
   Philadelphia, PA                                                     (Risk Management)                         Investor Analytics
         19103                                                         (May 1999-Present)
                                                                                                                  Director and Audit
     July 3, 1940                                                           Founder -                             Committee Member -
                                                                     Sutton Asset Management                         Oxigene, Inc.
                                                                          (Hedge Fund)
                                                                    (September 1998-Present)
____________________________________________________________________________________________________________________________________

Officers
____________________________________________________________________________________________________________________________________

  Michael P. Bishof         Senior           Chief Financial        Mr. Bishof has served in           82                None (3)
  2005 Market Street    Vice President        Officer since       various executive capacities
  Philadelphia, PA           and            February 17, 2005        at different times at
        19103          Chief Financial                               Delaware Investments.
                           Officer
   August 18, 1962
____________________________________________________________________________________________________________________________________

   David F. Connor      Vice President,    Vice President since     Mr. Connor has served as           82                None (3)
  2005 Market Street    Deputy General      September 21, 2000     Vice President and Deputy
  Philadelphia, PA       Counsel, and          and Secretary           General Counsel of
        19103              Secretary               since              Delaware Investments
                                             October 25, 2005              since 2000.
  December 2, 1963
____________________________________________________________________________________________________________________________________

  David P. O'Connor      Senior Vice      Senior Vice President,   Mr. O'Connor has served in          82                None (3)
  2005 Market Street      President,       General Counsel, and    various executive and legal
  Philadelphia, PA         General          Chief Legal Officer   capacities at different
        19103              Counsel,                since                   times at
                          and Chief          October 25, 2005         Delaware Investments.
  February 21, 1966     Legal Officer
____________________________________________________________________________________________________________________________________

  John J. O'Connor       Senior Vice            Treasurer          Mr. O'Connor has served in          82                None (3)
  2005 Market Street    President and             since           various executive capacities
  Philadelphia, PA        Treasurer          February 17, 2005       at different times at
        19103                                                         Delaware Investments.

    June 16, 1957
____________________________________________________________________________________________________________________________________


 (1) Mr. Coyne is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') manager.

 (2) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the
     Fund's(s') investment advisor, principal underwriter, and its transfer agent.

 (3) Messrs. Bishof, Connor, David P. O'Connor, and John J. O'Connor serve in similar capacities for the six portfolios of the
     Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.
     Mr. John J. O'Connor also serves in a similar capacity for Lincoln Variable Insurance Products Trust, which has the same investment advisor as the registrant.

 The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

About the organization


This annual report is for the information of Delaware Small Cap Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Small Cap Growth Fund and the Delaware Investments(R) Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


Board of trustees

Patrick P. Coyne

Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett

Private Investor
Rosemont, PA

John A. Fry

President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr

Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth

Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven

Owner - ARL Associates,
Financial and Strategic Consultants
Washington, DC

Thomas F. Madison

President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans

Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher

Founder
Investor Analytics
Scottsdale, AZ


Affiliated officers

Michael P. Bishof

Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

David F. Connor

Vice President, Deputy General Counsel,
and Secretary
Delaware Investments
Family of Funds
Philadelphia, PA

David P. O'Connor

Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O'Connor

Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA


Contact information

Investment manager

Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor

Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent

Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders

800 523-1918

For securities dealers and
financial institutions
representatives only

800 362-7500

Web site

www.delawareinvestments.com


Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800
SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

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you to conduct your business online. Gain 24-hour access to your account and
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     1040 tax return. Available only with Turbo Tax(R) Online(SM) and
     Desktop software - www.turbotax.com.

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     Delaware eDelivery.

Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.


[DELAWARE LOGO]


(754)                                                         Printed in the USA
AR-509 [6/06] CGI 8/06                                     MF-06-07-368  PO11157

Item 2.  Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant's Code of Business Ethics has been posted on Delaware Investments' internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant's Board of Trustees/Directors has determined that each member of the registrant's Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an "audit committee financial expert" is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An "audit committee financial expert" shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant's Board of Trustees/Directors has also determined that each member of the registrant's Audit Committee is independent. In order to be "independent" for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an "interested person" of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant's Audit Committee are set forth below:

     Thomas L. Bennett (1)
     Thomas F. Madison
     Janet L. Yeomans (1)
     J. Richard Zecher

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.
         __________

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $81,500 for the fiscal year ended June 30, 2006.


____________________

(1) The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on "other relevant experience." The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of his education, Chartered Financial Analyst designation, and his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers. The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $83,900 for the fiscal year ended June 30, 2005.

     (b) Audit-related fees.
         __________________

     The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended June 30, 2006.

     The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the financial statements of the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $33,700 for the registrant's fiscal year ended June 30, 2006. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of reports concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; and issuance of agreed upon procedures reports to the registrant's Board in connection with the pass-through of internal legal cost relating to the operations of the registrant.

     The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended June 30, 2005.

     The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the financial statements of the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $159,700 for the registrant's fiscal year ended June 30, 2005. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of reports concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; issuance of agreed upon procedures reports to the registrant's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal cost relating to the operations of the registrant; and preparation of Report on Controls Placed in Operation and Tests of Operating Effectiveness Relating to the Retirement Plan Services Division ("SAS 70 report").

     (c) Tax fees.
         ________

     The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant were $16,015 for the fiscal year ended June 30, 2006. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended June 30, 2006.

     The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant were $16,500 for the fiscal year ended June 30, 2005. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended June 30, 2005.

     (d) All other fees.
         ______________

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended June 30, 2006.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant's independent auditors to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended June 30, 2006.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended June 30, 2005.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant's independent auditors to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended June 30, 2005.

     (e) The registrant's Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the "Pre-Approval Policy") with respect to services provided by the registrant's independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

 ____________________________________________________________________________________________ ________________________________
|                                                                                            |                                |
| Service                                                                                    |           Range of Fees        |
|____________________________________________________________________________________________|________________________________|
|                                                                                            |                                |
| Audit Services                                                                             |                                |
|____________________________________________________________________________________________|________________________________|
|                                                                                            |                                |
| Statutory audits or financial audits for new Funds                                         | up to $25,000 per Fund         |
|____________________________________________________________________________________________|________________________________|
|                                                                                            |                                |
| Services associated with SEC registration statements (e.g., Form N-1A, Form N-14,          |                                |
| etc.), periodic reports and other documents filed with the SEC or other documents issued   |                                |
| in connection with securities offerings (e.g., comfort letters for closed-end Fund         | up to $10,000 per Fund         |
| offerings, consents), and assistance in responding to SEC comment letters                  |                                |
|____________________________________________________________________________________________|________________________________|
|                                                                                            |                                |
| Consultations by Fund management as to the accounting or disclosure treatment of           |                                |
| transactions or events and/or the actual or potential impact of final or proposed rules,   |                                |
| standards or interpretations by the SEC, FASB, or other regulatory or standard-setting     | up to $25,000 in the aggregate |
| bodies (Note: Under SEC rules, some consultations may be considered "audit-related         |                                |
| services" rather than "audit services")                                                    |                                |
|____________________________________________________________________________________________|________________________________|
|                                                                                            |                                |
| Audit-Related Services                                                                     |                                |
|____________________________________________________________________________________________|________________________________|
|                                                                                            |                                |
| Consultations by Fund management as to the accounting or disclosure treatment of           |                                |
| transactions or events and /or the actual or potential impact of final or proposed rules,  |                                |
| standards or interpretations by the SEC, FASB, or other regulatory or standard-setting     | up to $25,000 in the aggregate |
| bodies (Note: Under SEC rules, some consultations may be considered "audit services"       |                                |
| rather than "audit-related services")                                                      |                                |
|____________________________________________________________________________________________|________________________________|
|                                                                                            |                                |
| Tax Services                                                                               |                                |
|____________________________________________________________________________________________|________________________________|
|                                                                                            |                                |
| U.S. federal, state and local and international tax planning and advice (e.g., consulting  |                                |
| on statutory, regulatory or administrative developments, evaluation of Funds' tax          | up to $25,000 in the aggregate |
| compliance function, etc.)                                                                 |                                |
|____________________________________________________________________________________________|________________________________|
|                                                                                            |                                |
| U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)     | up to $5,000 per Fund          |
|____________________________________________________________________________________________|________________________________|
|                                                                                            |                                |
| Review of federal, state, local and international income, franchise and other tax returns  | up to $5,000 per Fund          |
|____________________________________________________________________________________________|________________________________|



     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant's investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the "Control Affiliates") up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

 ____________________________________________________________________________________________ ________________________________
|                                                                                            |                                |
| Service                                                                                    |           Range of Fees        |
| ___________________________________________________________________________________________|________________________________|
|                                                                                            |                                |
| Non-Audit Services                                                                         |                                |
| ___________________________________________________________________________________________|________________________________|
|                                                                                            |                                |
| Services associated with periodic reports and other documents filed with the SEC and       | up to $10,000 in the aggregate |
| assistance in responding to SEC comment letters                                            |                                |
|____________________________________________________________________________________________|________________________________|


     The Pre-Approval Policy requires the registrant's independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant's independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $204,395 and $347,560 for the registrant's fiscal years ended June 30, 2006 and June 30, 2005, respectively.

     (h) In connection with its selection of the independent auditors, the registrant's Audit Committee has considered the independent auditors' provision of non-audit services to the registrant's investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors' provision of these services is compatible with maintaining the auditors' independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

        Not applicable.

    (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

    (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

        Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.


Name of Registrant: Delaware Group Equity Funds III



PATRICK P. COYNE
_____________________________

By:     Patrick P. Coyne
Title:  Chief Executive Officer
Date:   September 5, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



PATRICK P. COYNE
_____________________________

By:     Patrick P. Coyne
Title:  Chief Executive Officer
Date:   September 5, 2006



MICHAEL P. BISHOF
_____________________________

By:     Michael P. Bishof
Title:  Chief Financial Officer
Date:   September 5, 2006